PROSPECTUS                                                     December 31, 1998

                              Cornerstone MVP Fund

                              132 West Main Street
                              Aspen, Colorado 81611

               For Information, Shareholder Services and Requests:
                                  (877)687-7859


         The investment objective of the Cornerstone MVP Fund is to provide long term capital appreciation for its shareholders. The Fund seeks to achieve this objective by investing primarily in a broadly diversified portfolio of equity securities that the Fund's advisor, Cornerstone Investment Management, LLC, believes offer superior prospects for growth and are reasonably valued. The Advisor screens over 9,000 U.S. and foreign stocks for "MVP" characteristics:
Momentum, Valuation and Performance.

         The Fund is "no-load," which means that investors incur no sales charges, commissions or deferred sales charges on the purchase or redemption of their shares. The Fund is one of the mutual funds comprising AmeriPrime Funds, an open-end management investment company, distributed by AmeriPrime Financial Securities, Inc.



















         This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information dated December 31, 1998 has been filed with the Securities and Exchange Commission (the "SEC"), is incorporated herein by reference, and can be obtained without charge by calling the Fund at the phone number listed above. The SEC maintains a Web Site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


5956 12/23/98

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                            SUMMARY OF FUND EXPENSES

         The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund. The expense information is based on estimated amounts for the current fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.

         Shareholders should be aware that the Fund is a no-load fund and, accordingly, a shareholder does not pay any sales charge or commission upon purchase or redemption of shares of the Fund. In addition, the Fund does not charge a 12b-1 fee. Unlike most other mutual funds, the Fund does not pay directly for transfer agency, pricing, custodial, auditing or legal services, nor does it pay directly any general administrative or other significant operating expenses. The Advisor pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses.

         Shareholder Transaction Expenses

         Sales Load Imposed on Purchases....................NONE
         Sales Load Imposed on Reinvested Dividends.........NONE
         Deferred Sales Load................................NONE
         Redemption Fees....................................NONE
         Exchange Fees......................................NONE

         Annual Fund Operating Expenses (as a percentage of average net assets)1

         Management Fees....................................1.10%
         12b-1 Fees.........................................NONE
         Other Expenses2....................................0.00%
         Total Fund Operating Expenses......................1.10%

         1 The Fund's total operating expenses are equal to the management fee paid to the Advisor because the Advisor pays all of the Fund's operating expenses (except as described in footnote 2).

         2 The Fund estimates that other expenses (fees and expenses of the trustees who are not "interested persons" as defined in the Investment Company Act) will be less than .001% of average net assets for the first fiscal year.

         The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund.

Example

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:
                                            1 Year            3 Years
                                             $11                $35

                                    THE FUND

         The Cornerstone MVP Fund (the "Fund") was organized as a series of AmeriPrime Funds, an Ohio business trust (the "Trust") on October 22, 1998. This prospectus offers shares of the Fund and each share represents an undivided, proportionate interest in the Fund. The investment advisor to the Fund is Cornerstone Investment Management, LLC (the "Advisor").

                       INVESTMENT OBJECTIVE AND STRATEGIES

         The investment objective of the Cornerstone MVP Fund (the "Fund") is to provide long term capital appreciation for its shareholders. The Fund seeks to achieve this objective by investing in a broadly diversified portfolio of equity securities that the Advisor believes offer superior prospects for growth and are reasonably valued. The Advisor screens over 9,000 U.S. and foreign stocks of large and mid-cap companies (those with market capitalizations of $1 billion or more) for "MVP" characteristics: Momentum, Valuation and Performance. These characteristics include positive price momentum, using moving average prices; valuation, using analysis of price multiples; and performance, using revenue growth rates, earnings stability and forecast earnings growth. Stocks that pass the Advisor's initial screening are considered as candidates for the Fund. The Advisor further analyzes the companies for strength of management and performance outlook, and integrates the selected stocks into a diversified portfolio in accordance with the Advisor's sector weightings.

         When the market is less attractive and, as a result, the Advisor's MVP screening criteria identifies only a limited number of investment candidates, the Advisor expects to implement one or more "hedging techniques" in an attempt to protect or "hedge" against declines in the market value of the Fund's portfolio. These hedging techniques include options and short sales, which are described below under "Investment Policies and Techniques and Risk Considerations."

         For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load mutual funds or U.S. Government repurchase agreements. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If the Fund acquires securities of another mutual fund, the shareholders of the Fund will be subject to additional management fees.

         As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. In addition, it should be noted that the Advisor has not previously managed assets organized as a mutual fund and that the Fund has no operating history. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. See "Investment Policies and Techniques and Risk Considerations" for a more detailed discussion of the Fund's investment practices.

                            HOW TO INVEST IN THE FUND

         The Fund is a  "no-load"  and shares of the Fund are sold  directly  to investors on a continuous basis, subject to a minimum initial investment of $10,000 ($2,000 for qualified retirement plans) and minimum subsequent investments of $500. These minimums may be waived by the Advisor for accounts participating in an automatic investment program. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. Investors choosing to purchase or redeem shares directly from the Fund will not incur charges on purchases or redemptions. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Initial Purchase

         By Mail - You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to the Fund, and sent to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below.

U.S. Mail:  Cornerstone MVP Fund          Overnight:        Cornerstone MVP Fund
            c/o Unified Fund Services, Inc.      c/o Unified Fund Services, Inc.
            P.O. Box 6110                        431 North Pennsylvania Street
            Indianapolis, Indiana  46204-6110    Indianapolis, Indiana  46204

         Your purchase of shares of the Fund will be effected at the next share price calculated after receipt of your investment.

         By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call the Transfer Agent at 877-687-7859 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, you should provide your bank with the following information for purposes of wiring your investment:

                  Star Bank, N.A. Cinti/Trust
                  ABA #0420-0001-3
                  Attn: Mutual Fund
                  D.D.A. # 488922428
                  Account Name _________________ (write in shareholder name) For the Account # ______________ (write in account number)

         You are required to mail a signed application to the Custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

Additional Investments

         You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain your name, the name of your account(s), your account number(s), and the name of the Fund. Checks should be made payable to Cornerstone MVP Fund and should be sent to the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan

         You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $50 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

Tax Sheltered Retirement Plans

         Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax advisor regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.

Other Purchase Information

         You may exchange securities that you own for shares of the Fund, provided the securities meet the Fund's investment criteria and the Advisor deems them to be a desirable investment for the fund. Any exchange will be a taxable event and you may incur certain transaction costs relating to the exchange. Contact the Transfer Agent for more information.

         Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                              HOW TO REDEEM SHARES

         All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Fund reserves the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution.

     By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

                  Cornerstone MVP Fund
                  c/o Unified Fund Services, Inc.
                  P.O. Box 6110
                  Indianapolis, Indiana  46204-6110

         "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or Unified Fund Services, Inc., a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in the Fund by calling the Transfer Agent at 877-687-7859. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

         Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at 877-687-7859. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $10,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax advisor concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is subject to redemption at anytime if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                             SHARE PRICE CALCULATION

The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                           DIVIDENDS AND DISTRIBUTIONS

         The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

         Income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

                                      TAXES

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short term capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

         The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisors regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

         On the application or other appropriate form, the Fund will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account.

                              OPERATION OF THE FUND

         The Fund is a diversified series of AmeriPrime Funds, an open-end management investment company organized as an Ohio business trust on August 8, 1995. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Fund retains various organizations to perform specialized services. The Fund retains the Advisor to manage the assets of the Fund.

         The Fund retains Cornerstone Investment Management, L.L.P. 132 W. Main Street, Aspen, Colorado (the "Advisor") to manage the assets of the Fund. The Advisor is a limited liability company organized in the state of Colorado in 1997, and controlled by Christopher S. Ryan. The Advisor currently manages over $45 million in assets, including separately managed accounts which include stocks, bonds, mutual funds, and options for high net worth individuals, families and trusts. The Fund will be managed in the same manner as the separately managed equity accounts. Christopher S. Ryan is President and Managing Partner of the Advisor, and is responsible for the day-to-day management of the Fund's portfolio. Mr. Ryan is a graduate of the University of Colorado-Boulder, and began his investment career with Merrill Lynch in 1984. He worked for Deloitte & Touche Emerging Business Services Group from 1989 until 1992, as a Senior Equity Valuation Analyst with Ernst & Young Valuation Services Group from 1992 until 1994, and Vice President and Senior Portfolio Manager with NationsBank Private Client Group from 1994 until he founded the Advisor in 1997.

         The Advisor determines the securities to be held or sold by the Fund, and the portion of the Fund's assets to be held uninvested. The Advisor always follows the Fund's investment objectives, policies and restrictions and any policies and instructions of the Board of Trustees. The Fund is authorized to pay the Advisor a fee equal to an annual average rate of 1.10% of its average daily net assets. The Advisor pays all of the operating expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor.

         The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Advisor equal to an annual average rate of 0.10% of the Fund's average daily net assets up to fifty million dollars, 0.075% of the Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of the Fund's average daily net assets over one hundred million dollars (subject to a minimum annual payment of $30,000). The Fund retains Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The Trust retains AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 (the "Distributor") to act as the principal distributor of the Fund's shares. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Advisor.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. The Advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

           INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS

         This section contains general information about various types of securities and investment techniques that the Fund may purchase or employ. The Statement of Additional Information provides more information.

         Equity Securities. Equity securities consist of common stock, convertible preferred stock, convertible bonds, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Convertible stocks and bonds are securities that can be converted into common stock pursuant to its terms. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. The Fund may not invest more than 5% of its net assets in either convertible preferred stocks or convertible bonds. The Advisor will limit the Fund's investment in convertible securities to those rated A or better by Moodys Investors Service, Inc. or Standard & Poor's Rating Group or, if unrated, of comparable quality in the opinion of the Advisor.

         Equity securities include S&P Depositary Receipts ("SPDRs") and other similar instruments. SPDRs are shares of a publicly traded unit investment trust which owns the stock included in the S&P 500 Index, and changes in the price of the SPDRs track the movement of the Index relatively closely. Similar instruments may track the movement of other stock indexes.

         The Fund may invest up to 20% of its net assets in foreign equity securities by purchasing American Depository Receipts (ADRs). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. To the extent that the Fund does invest ADRs, such investments may be subject to special risks. For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

         Equity securities also include common stocks and common stock equivalents of domestic real estate investment trusts ("REITS") and other companies which operate as real estate corporations or which have a significant portion of their assets in real estate. The Fund may invest up to 5% of its net assets in REITs. The Fund will not acquire any direct ownership of real estate.

         Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor. As a result, the return and net asset value of the Fund will fluctuate. Securities in the Fund's portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

         Hedging Techniques.

         Options on Stocks and Indices. The Fund may purchase put and call options, and may sell (write) covered call options, on stocks and stock indices. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy the underlying security at the exercise price at any time during the option period. A covered call option with respect to which a Fund owns the underlying security sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security which might otherwise have been sold to protect against depreciation in the market price of the security. Options on securities which the Fund sells (writes) will be "covered" or secured, which means that the Fund will own the underlying security or, in the case of an option on a stock index, will hold a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). The Fund may invest up to 5% of its net assets in premiums for options it purchases.



         Short Sales. The term "selling short" means the Fund sells a stock or other security that it does not own, borrows the same security from a broker or other institution to complete the sale, and buys the same security at a later date to repay the lender. If the security is overvalued, and the price declines before the Fund buys the security, the Fund makes a profit. If the price of the security increases before the Fund buys the security, the Fund loses money. The Advisor may "short" various types of equity securities, including SPDRs and similar instruments. The Advisor's strategy of using short positions is intended to reduce the effects of general market movements on the Fund's performance, although there is no assurance that the Advisor will be able to do so.

When selling securities short, the Fund will be required to maintain a segregated account with its Custodian of cash or high grade liquid assets equal to the market value of the securities sold less any collateral deposited with its broker. It is the intention of the Advisor that the Fund not borrow money to provide this collateral. Therefore, the Fund may, at times, maintain high levels of cash or high grade liquid assets (e.g., U.S. Treasury bills, money market funds, repurchase agreements) for collateral needs. However, the segregated accounts and deposits will not limit the Fund's potential loss on a short sale, which is unlimited.

         Repurchase Agreements. The Fund may invest in repurchase agreements fully collateralized by obligations of the U.S. Government and its agencies. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government or agency obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with Star Bank, N.A. (the Fund's Custodian), other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor (subject to review by the Board of Trustees) to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

                               GENERAL INFORMATION

         Fundamental Policies. The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.

         Portfolio Turnover. The Fund does not intend to purchase or sell securities for short term trading purposes. However, if the objectives of the Fund would be better served, short-term profits or losses may be realized from time to time. It is anticipated that the Fund's portfolio turnover rate will not exceed 50% annually.

         Shareholder Rights. Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. Prior to the public offering of the Fund, Christopher S. Ryan and Donnie
C. Ryan purchased for investment all of the outstanding shares of the Fund and may be deemed to control the Fund.

         Shareholder inquiries should be made by telephone to 877-687-7859, or by mail, c/o Unified Fund Services, Inc., to P.O. Box 6110, Indianapolis, Indiana 46204-6110.

         Year 2000 Issue. Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Advisor, Administrator or other service providers to the Fund do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The Advisor and Administrator have taken steps that they believe are reasonably designed to address the Year 2000 Issue with respect to computer systems that are used and to obtain reasonable assurances that comparable steps are being taken by the Fund's major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund. In addition, the Advisor cannot make any assurances that the Year 2000 Issue will not affect the companies in which the Fund invests or worldwide markets and economies.

                             PERFORMANCE INFORMATION

         The Fund may periodically advertise "average annual total return." The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.

         The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from "average annual total return." A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for "average annual total return." In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation will always be accompanied by the Fund's "average annual total return" as described above.

         The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index and the Dow Jones Industrial Average.









         The advertised performance data of the Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in the Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.



Investment Advisor                         Administrator
Cornerstone Investment Management, LLC     AmeriPrime Financial Services, Inc.
132 West Main Street                       1793 Kingswood Drive, Suite 200
Aspen, Colorado 81611                      Southlake, Texas  76092

Custodian                                  Distributor
Star Bank, N.A.                            AmeriPrime Financial Securities, Inc.
425 Walnut Street, M.L. 6118               1793 Kingswood Drive, Suite 200
Cincinnati, Ohio  45202                    Southlake, Texas  76092

Transfer Agent (all purchases and          Independent Auditors
all redemption requests)
Unified Fund Services, Inc.                McCurdy & Associates CPA's, Inc.
431 North Pennsylvania Street              27955 Clemens Road
Indianapolis, Indiana  46204               Westlake, Ohio 44145


No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

                                TABLE OF CONTENTS



SUMMARY OF FUND EXPENSES



THE FUND



INVESTMENT OBJECTIVE AND STRATEGIES



HOW TO INVEST IN THE FUND



HOW TO REDEEM SHARES



SHARE PRICE CALCULATION



DIVIDENDS AND DISTRIBUTIONS



TAXES



OPERATION OF THE FUND



INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS



GENERAL INFORMATION



PERFORMANCE INFORMATION

                              CORNERSTONE MVP FUND



                       STATEMENT OF ADDITIONAL INFORMATION



                                December 31, 1998




         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of Cornerstone MVP Fund dated December 31, 1998. A copy of the Prospectus can be obtained by writing the Transfer Agent at Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling (877) 687-7859.




























5955 1/6/98

STATEMENT OF ADDITIONAL INFORMATION


TABLE OF CONTENTS                                                           PAGE


Description Of The Trust

Additional Information About Fund Investments And Risk Considerations

Investment Limitations

The Investment Advisor

Trustees And Officers

Portfolio Transactions And Brokerage

Determination Of Share Price

Investment Performance

Custodian

Transfer Agent

Accountants

Distributor

Description Of The Trust

         Cornerstone MVP Fund (the "Fund") was organized as a series of AmeriPrime Funds (the "Trust"). The Trust is an open end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees.

         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         For information concerning the purchase and redemption of shares of the Fund, see "How to Invest in the Fund" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Share Price Calculation" in the Fund's Prospectus.

Additional Information About Fund Investments And Risk Considerations

         This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objectives and Strategies" and "Investment Policies and Techniques and Risk Considerations").

         A. Option Transactions. The Fund's net assets may be invested in option transactions involving individual securities and market indices. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Call options which the Fund sells (writes) will be covered or secured, which means that it will own the underlying security (for an option on a security); or (for an option on a stock index) will hold a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit liquid high quality debt obligations in a separate account with the Custodian.

         The purchase and writing of options involves certain risks; for example, the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement, as well as (in the case of options on a stock index) exposure to an indeterminate liability. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a covered call option, it will receive a premium, but it will assume the risk of loss should the price of the underlying security rise above the exercise price. When the Fund writes a covered call option on a stock index, it will assume the risk that the price of the index will rise above the exercise price, in which case the Fund may be required to enter into a closing transaction at a loss.

         B. REITs. The Fund may invest up to 5% of its assets in real estate invest trusts ("REITs"). A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. Equity REITs are those which purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. Mortgage REITs are those which invest in real estate mortgages and generate income primarily from interest payments on mortgage loans. Hydrid REITs generally invest in both real property and mortgages. In addition, REITs are generally subject to risks associated with direct ownership of real estate, such as decreases in real estate values or fluctuations in rental income caused by a variety of factors, including increases in interest rates, increases in property taxes and other operating costs, casualty or condemnation losses, possible environmental liabilities and changes in supply and demand for properties. Risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended.




Investment Limitations

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

         3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).

         i. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         ii. Borrowing. The Fund will not engage in borrowing (including reverse repurchase agreements).

         iii. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         iv. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.

The Investment Advisor

     The Fund's investment adviser is Cornerstone Investment Management, LLC, 132 W. Main Street, Aspen, Colorado. The Advisor is a limited liability company organized in the state of Colorado in 1997, and controlled by Christopher S. Ryan.

         Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.10% of the average daily net assets of the Fund. The Advisor may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Advisor to waive any fees in the future.

         The Advisor retains the right to use the names "Cornerstone" and " MVP" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "Cornerstone" and " MVP" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

Trustees And Officers

         The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

==================================== ---------------- ======================================================================
       Name, Age and Address         Position                        Principal Occupations During Past 5 Years
==================================== ---------------- ======================================================================
*Kenneth D. Trumpfheller             President and    President, Treasurer and Secretary of AmeriPrime Financial Services,
Age:  40                             Trustee          Inc., the Fund's administrator, and AmeriPrime Financial Securities,
1793 Kingswood Drive                                  Inc., the Fund's distributor, since 1994.  Prior to December, 1994,
Suite 200                                             a senior client executive with SEI Financial Services.
Southlake, Texas  76092
==================================== ---------------- ======================================================================
Paul S. Bellany                      Secretary,       Secretary, Treasurer and Chief Financial Officer of AmeriPrime
Age:  39                             Treasurer        Financial Services, Inc. and AmeriPrime Financial Securities, Inc.;
1793 Kingswood Drive                                  various positions with Fidelity Investments from 1987 to 1998; most
Suite 200                                             recently Fund Reporting Unit Manager.
Southlake, Texas  76092
==================================== ---------------- ======================================================================
Steve L. Cobb                        Trustee          President of Chandler Engineering Company, L.L.C., oil and gas
Age:  41                                              services company; various positions with Carbo Ceramics, Inc., oil
2001 Indianwood Avenue                                field manufacturing/supply company, from 1984 to 1997, most recently
Broken Arrow, OK  74012                               Vice President of Marketing.
==================================== ================ ======================================================================
Gary E. Hippenstiel                  Trustee          Director, Vice President and Chief Investment Officer of Legacy
Age:  51                                              Trust Company since 1992; President and Director of Heritage Trust
600 Jefferson Street                                  Company from 1994-1996; Vice President and Manager of Investments of
Suite 350                                             Kanaly Trust Company from 1988 to 1992.
Houston, TX  77063
==================================== ================ ======================================================================

         The compensation paid to the Trustees of the Trust for the fiscal year ended October 31, 1998 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.

==================================== ----------------------- ==================================
                                           Aggregate                Total Compensation
                                          Compensation           from Trust (the Trust is
               Name                        from Trust             not in a Fund Complex)
==================================== ----------------------- ==================================
Kenneth D. Trumpfheller                         0                            0
==================================== ----------------------- ==================================
Steve L. Cobb                                $4,000                       $4,000
==================================== ======================= ==================================
Gary E. Hippenstiel                          $4,000                       $4,000
==================================== ======================= ==================================

Portfolio Transactions And Brokerage

         Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         When the Fund and another of the Advisor's clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Advisor, taking into account such factors as the size of the individual orders and transaction costs, when the Advisor believes adjustment is reasonable

Determination Of Share Price

         The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.

Investment Performance

         "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return (over the one and five year periods and the period from initial public offering through the end of the Fund's most recent fiscal year) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n=ERV

Where:   P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV = ending  redeemable  value  at the end of the  applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Russell Midcap Index.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

Custodian

         Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

Transfer Agent

         Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' Inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.0275% of the Fund's assets up to $100 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million).

Accountants

         The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending October 31, 1999. McCurdy & Associates performs an annual audit of the Funds' financial statements and provides financial, tax and accounting consulting services as requested.

Distributor

         AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

                      CARL DOMINO GLOBAL EQUITY INCOME FUND

PROSPECTUS                                                     December 31, 1998

                          580 Village Blvd., Suite 225
                         West Palm Beach, Florida 33409

               For Information, Shareholder Services and Requests:
                                 (800) 506-9922


         Carl Domino Global Equity Income Fund (the "Fund") is a mutual fund whose investment objective is to provide long term growth of capital together with current income. The Fund seeks to achieve this objective by investing primarily in income producing equity securities of large companies located in developed countries.

         The Fund is "no-load," which means there are no sales charges or commissions. In addition, there are no 12b-1 fees, distribution expenses or deferred sales charges which are borne by the shareholders. The Fund is one of the mutual funds comprising AmeriPrime Funds, an open-end management investment company, and is distributed by AmeriPrime Financial Securities, Inc.



























         This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") dated December 31, 1998, which is incorporated herein by reference and can be obtained without charge by calling the Fund at the phone number listed above. The SEC maintains a Web Site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


5960 12/31/98



                            SUMMARY OF FUND EXPENSES

         The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund. The expense information is based on estimated amounts for the current fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.

         Shareholders should be aware that the Fund is a no-load fund and, accordingly, a shareholder does not pay any sales charge or commission upon purchase or redemption of shares of the Fund. In addition, the Fund does not have a 12b-1 Plan. Unlike most other mutual funds, the Fund does not pay directly for transfer agency, pricing, custodial, auditing or legal services, nor does it pay directly any general administrative or other significant operating expenses. The Adviser pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses.

Shareholder Transaction Expenses
Sales Load Imposed on Purchases.............................................NONE
Sales Load Imposed on Reinvested Dividends..................................NONE
Deferred Sales Load.........................................................NONE
Redemption Fees.............................................................NONE
Exchange Fees...............................................................NONE

Annual Fund Operating Expenses (as a percentage of average net assets)1
Management Fees........................................................... 1.50%
12b-1 Charges...............................................................NONE
Other Expenses2............................................................0.00%
Total Fund Operating Expenses2.............................................1.50%


1 The Fund's total operating expenses are equal to the management fee paid to the Adviser because the Adviser pays all of the Fund's operating expenses (except as described in footnote 2).

2 The Fund estimates that other expenses (fees and expenses of the trustees who are not "interested persons" as defined in the Investment Company Act) will be less than .01% of average net assets for the first fiscal year.

The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund.

Example

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:
                           1 Year                    3 Years
                           $15                       $47


















                                    THE FUND

         Carl Domino Global Equity Income Fund (the "Fund") was organized as a series of AmeriPrime Funds, an Ohio business trust (the "Trust"), on October 22, 1998. This prospectus offers shares of the Fund and each share represents an undivided, proportionate interest in the Fund. The investment adviser to the Fund is Carl Domino Associates, L.P. (the "Adviser").

                       INVESTMENT OBJECTIVE AND STRATEGIES

         The investment objective of the Fund is long term growth of capital together with current income. The Fund seeks to achieve this objective by investing primarily in income producing equity securities of large companies (those with market capitalizations in excess of $7 billion) located in developed countries. There are no limitations on the countries in which the Fund may invest, and under normal market conditions, the Fund intends to invest primarily in foreign securities. The Adviser believes that foreign markets provide opportunities to participate in growth taking place outside the U.S. and offers positive performance over the long-term and diversification of an investor's portfolio. However, the Fund may have more than 50%of its assets invested in U.S. companies for temporary defensive purposes or as a result of market action.

         Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of U.S. and foreign companies. The Fund may invest in foreign equity securities directly or through the purchase of American Depositary Receipts. Many of the U.S. companies in which the Fund invests will derive a significant portion of their income from non-U.S. operations. The Fund may also invest in fixed income securities, including debt obligations of foreign companies, foreign governments, foreign governmental agencies and international organizations.

         The Advisor utilizes a disciplined investment approach for selecting stocks for the Fund. The first step of this process involves analyzing the pool of dividend-paying ADR's, primarily from the world's more mature markets and targeting stocks that have high relative yields compared to the median for their markets. In the Adviser's opinion, this group of higher-yielding stocks offers the potential for returns that is greater than or equal to the average market return, with price volatility that is lower than overall market volatility. The Adviser believes that these potentially favorable risk and return characteristics exist because the higher dividends offered by the stocks offer downside protection in volatile markets and because stocks with higher yields tend to have more attractive valuations.

         The Fund intends to diversify investments among several different countries, primarily the developed countries of the world included in the Morgan Stanley Capital International Index (the "MSCI Index"), but may invest in "emerging markets." The Fund is designed to be a long term investment. While the Fund offers the potential for price appreciation and dividend income, it also involves various types of risk. The Fund's share price can fluctuate with changes in world stock market levels, movements in currencies, political developments and other factors.

         For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portion of its assets in money market instruments (including money market funds), cash equivalents or U.S. government repurchase agreements. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If the Fund acquires securities of a money market fund, the shareholders of the Fund will be subject to duplicative management fees.

         As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. In addition, it should be noted that the Fund has no operating history. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. See "Investment Policies and Techniques and Risk Considerations" for a more detailed discussion of the Fund's investment practices.

                            HOW TO INVEST IN THE FUND

         Shares of the Fund are sold on a continuous basis, and you may invest any amount you choose, as often as you wish, subject to a minimum initial investment of $2,000 and minimum subsequent investments of $100 ($50 for IRAs). Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. Investors choosing to purchase or redeem shares directly from the Fund will not incur charges on purchases or redemptions. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Initial Purchase

         By Mail - You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to Carl Domino Global Equity Income Fund, and sent to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below:

U.S. Mail: Carl Domino Global                 Overnight: Carl Domino Global
           Equity Income Fund                    Equity Income Fund
           c/o Unified Fund Services, Inc.       c/o Unified Fund Services, Inc.
           P.O. Box 6110                         431 North Pennsylvania Street
           Indianapolis, Indiana 46204-6110      Indianapolis, Indiana 46204

Your purchase of shares of the Fund will be effected at the next share price calculated after receipt of your investment.

         By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call the Transfer Agent at 800-506-9922 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, you should provide your bank with the following information for purposes of wiring your investment:

                Star Bank, N.A. Cinti/Trust
                ABA #0420-0001-3
                Attn:  Carl Domino Global Equity Income Fund
                D.D.A. # 483889747
                Account Name _____________________(write in shareholder name) For the Account # __________________(write in account number) Fund Name _______________________(write in name of Fund)


         You are required to mail a signed application to the Custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund and the Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

Additional Investments

         You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain your name, the name of your account(s), your account number(s), and the name of the Fund. Checks should be made payable to Carl Domino Global Equity Income Fund and should be sent to the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan

         You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

Tax Sheltered Retirement Plans

         Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax adviser regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.

Other Purchase Information

         Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                              HOW TO REDEEM SHARES

         All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. There is no charge for wire redemptions; however, the Fund reserves the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution.

         By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

                           Carl Domino Global Equity Income Fund
                           c/o Unified Fund Services, Inc.
                           P.O. Box 6110
                           Indianapolis, Indiana 46204-6110

         "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or American Data Services, Inc., a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in the Fund by calling the Transfer Agent at 800-506-9922. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

         Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at 800-506-9922. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $2,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                             SHARE PRICE CALCULATION

         The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                           DIVIDENDS AND DISTRIBUTIONS

         The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

         In the absence of written instructions otherwise, income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

                                      TAXES

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short-term capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

         The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

         On the application or other appropriate form, the Fund will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account.

                              OPERATION OF THE FUND

         The Fund is a diversified series of AmeriPrime Funds, an open-end management investment company organized as an Ohio business trust on August 8, 1995. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Fund retains various organizations to perform specialized services.

         The Fund retains Carl Domino Associates, L.P., 580 Village Blvd., Suite 225, West Palm Beach, Florida 33409 (the "Adviser") to manage the Fund's investments. The Adviser provides equity, balanced and fixed income portfolio management services to a select group of corporations, institutions, foundations, trusts and high net worth individuals. The Adviser is a limited partnership organized in Delaware and its general partner is Carl Domino, Inc. The controlling shareholder of Carl Domino, Inc. is Carl J. Domino. John Wagstaff-Callhan, a partner of the Adviser, is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Wagstaff-Callahan graduated from Harvard University with a degree in economics and has over forty years of investment experience. Prior to joining Carl Domino Associates, L.P. in 1991 as a senior portfolio manager, he was with Batterymarch Financial Management Company.


         The Adviser determines the securities to be held or sold by the Fund, and the portion of the Fund's assets to be held uninvested. The Adviser always follows the Fund's investment objectives, policies and restrictions and any policies and instructions of the Board of Trustees. The Fund is authorized to pay the Adviser a fee equal to an annual average rate of 1.50% of its average daily net assets. The Adviser pays all of the operating expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser.

         The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Adviser equal to an annual average rate of 0.10% of the Fund's average daily net assets up to fifty million dollars, 0.075% of the Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of the Fund's average daily net assets over one hundred million dollars (subject to a minimum annual payment of $30,000). In addition, the Adviser will reimburse the
Administrator for organizational expenses advanced by the Administrator. The Fund retains Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The Trust retains
AmeriPrime  Financial  Securities,   Inc.,  1793  Kingswood  Drive,  Suite  200,
Southlake, Texas 76092 (the "Distributor") to act as the principal distributor of the Fund's shares. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Adviser.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. The Adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

           INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS

         This section contains general information about various types of securities and investment techniques that the Fund may purchase or employ.

Foreign Securities - The Fund may invest in a variety of foreign securities, including equity securities (either directly or through American Depositary Receipts) and fixed income securities. Investments in foreign issuers are subject to special risks. For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

         An American Depositary Receipt ("ADR") is a certificate evidencing ownership of shares of a foreign- based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. To the extent the ADR is issued by a bank unaffiliated the foreign company issuer of the underlying security the bank has no obligation to disclose material information about the foreign company issuer.

Fixed Income Securities - The Fund may invest in U.S. and foreign fixed income securities. Fixed income securities include corporate debt securities, U.S. and foreign government securities, mortgage-related securities and participation interests in such securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

         Corporate Debt Securities are long and short term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Fund will only invest in corporate debt securities rated A or higher by Standard & Poor's Corporation or Moody's Investors Services, Inc.

         U.S. Government Obligations may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

         Mortgage-Related Securities include securities representing interests in a pool of mortgages. These securities, including securities issued by FNMA and GNMA, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid. Pools of mortgage loans are assembled for sale to investors (such as the Fund) by various governmental, government-related and private organizations, such as dealers. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities.

         Other types of securities representing interests in a pool of mortgage loans are known as collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs and REMICs are debt instruments collateralized by pools of mortgage loans or other mortgage-backed securities. The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, a Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be redeemed upon prepayment). In addition, prepayments of such securities held by a Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-related securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by a Fund at lower rates of return.

         Foreign Fixed Income Securities include corporate debt obligation issued by foreign companies and debt obligations of foreign governments or international organizations. This category may include floating rate obligations (U.S. dollar denominated obligations issued by foreign companies and traded on U.S. markets) and Eurodollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on foreign markets).

         Foreign government obligations generally consist of debt securities supported by national, state or provincial governments or similar political units or governmental agencies. Such obligations may or may not be backed by the national government's full faith and credit and general taxing powers. Investments in foreign securities also include obligations issued by international organizations. International organizations include entities designated or supported by governmental entities to promote economic reconstruction or development as well as international banking institutions and related government agencies. Examples are the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. In addition, investments in foreign securities may include debt securities denominated in multi-national currency units of an issuer (including international issuers). An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain member states of the European Economic Community, more commonly known as the Common Market.

                               GENERAL INFORMATION

         Fundamental Policies. The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.

         Portfolio Turnover. The Fund does not intend to purchase or sell securities for short term trading purposes. The Fund will, however, sell any portfolio security (without regard to the length of time it has been held) when the Adviser believes that market conditions, creditworthiness factors or general economic conditions warrant such action. It is anticipated that the Fund's portfolio turnover rate will not exceed 100%.

         Shareholder Rights. Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. Prior to the public offering of the Fund, the Adviser purchased for investment all of the outstanding shares of the Fund and, as a result, Carl J. Domino may be deemed to control the Fund.

         Shareholder inquiries should be made by telephone to 800-506-9922, or by mail, c/o Unified Fund Services, Inc., to P.O. Box 6110, Indianapolis, Indiana 46204-6110.

         Year 2000 Issue. Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Adviser, Administrator or other service providers to the Fund do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The Adviser and Administrator have taken steps that they believe are reasonably designed to address the Year 2000 Issue with respect to computer systems that are used and to obtain reasonable assurances that comparable steps are being taken by the Fund's major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund. In addition, the Adviser cannot make any assurances that the Year 2000 Issue will not affect the companies in which the Fund invests or worldwide markets and economies.

                             PERFORMANCE INFORMATION

         The Fund may periodically advertise "average annual total return." The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.

         The Fund may also periodically advertise its total return over various periods in addition to the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. The "total return" for the Fund refers to the percentage change in the value of an account between the beginning and end of the stated period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions.

          The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index the MSCI Index or the Dow Jones Industrial Average.








































         The advertised performance data of the Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in the Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.



Investment Adviser                         Administrator
Carl Domino Associates, L.P.               AmeriPrime Financial Services, Inc.
580 Village Blvd., Suite 225               1793 Kingswood Drive, Suite 200
West Palm Beach, Florida  33409            Southlake, Texas  76092

Custodian                                  Distributor
Star Bank, N.A.                            AmeriPrime Financial Securities, Inc.
425 Walnut Street, M.L. 6118               1793 Kingswood Drive, Suite 200
Cincinnati, Ohio  45202                    Southlake, Texas  76092

Transfer Agent (all purchase               Auditors
and redemption requests)                   McCurdy & Associates CPA's, Inc.
c/o Unified Fund Services, Inc.            27955 Clemens Road
431 North Pennsylvania Street              Westlake, Ohio 44145
Indianapolis, Indiana 46204

Legal Counsel
Brown, Cummins & Brown Co., L.P.A.
3500 Carew Tower
441 Vine Street
Cincinnati, Ohio 45202

No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

                                                  TABLE OF CONTENTS         PAGE

SUMMARY OF FUND EXPENSES....................................................
         Shareholder Transaction Expenses.......................................
         Annual Fund Operating Expenses.........................................
THE FUND.......................................................................
INVESTMENT OBJECTIVE AND STRATEGIES............................................

HOW TO INVEST IN THE FUND......................................................
         Initial Purchase......................................................
                  By Mail
                  By Wire
         Additional Investments.................................................
         Tax Sheltered Retirement Plans.........................................
Other Purchase Information......................................................

HOW TO REDEEM SHARES...........................................................
         By Mail
         By Telephone...........................................................
         Additional Information.................................................

SHARE PRICE CALCULATION.........................................................

DIVIDENDS AND DISTRIBUTIONS.....................................................

TAXES

OPERATION OF THE FUND...........................................................

INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS.....................
         Foreign Securities.....................................................
         Fixed Income Securities................................................
GENERAL INFORMATION.............................................................
         Fundamental Policies...................................................
         Portfolio Turnover....................................................
         Shareholder Rights....................................................
         Year 2000 Issue ......................................................

PERFORMANCE INFORMATION.........................................................

                      CARL DOMINO GLOBAL EQUITY INCOME FUND




                       STATEMENT OF ADDITIONAL INFORMATION



                                December 31, 1998










         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of Carl Domino Global Equity Income Fund dated December 31, 1998. A copy of the Prospectus can be obtained by writing the Transfer Agent at 431 N. Pennsylvania Street, Indianapolis, IN 46204, or by calling 1-800-506-9922.














5474 1/6/99

                       STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS                                                           PAGE


Description Of The Trust.....................................................  1

Additional Information About Fund Investments And Risk Considerations..........1

Investment Limitations.......................................................  2

The Investment Adviser.......................................................  5

Trustees And Officers........................................................  6

Portfolio Transactions And Brokerage.........................................  6

Determination Of Share Price.................................................. 7

Investment Performance........................................................ 8

Custodian..................................................................... 8

Transfer Agent................................................................ 9

Accountants................................................................... 9

9istributor....................................................................

DESCRIPTION OF THE TRUST

         Carl Domino Global Equity Income Fund (the "Fund") was organized as a series of AmeriPrime Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees.

         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         For information concerning the purchase and redemption of shares of the Fund, see "How to Invest in the Fund" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Share Price Calculation" in the Fund's Prospectus.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objectives and Strategies" and "Investment Policies and Techniques and Risk Considerations").

         A. Equity Securities. Equity securities include common stock, preferred stock and common stock equivalents (such as convertible preferred stock, rights and warrants). Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.

         B. Foreign Securities. The Fund may invest in foreign equity securities including common stock, preferred stock and common stock equivalents issued by foreign companies, foreign fixed income securities, and American Depository
Receipts ("ADRs"). Foreign fixed income securities include corporate debt obligations issued by foreign companies and debt obligations of foreign governments or international organizations. This category may include floating rate obligations, variable rate obligations, Yankee dollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on U.S. markets) and Eurodollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on foreign markets). ADRs are certificates evidencing ownership of shares of a foreign-based issue held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in the national markets and currencies.

                  Foreign government obligations generally consist of debt securities supported by national, state or provincial governments or similar political units or governmental agencies. Such obligations may or may not be backed by the national government's full faith and credit and general taxing powers. Investments in foreign securities also include obligations issued by international organizations. International organizations include entities designated or supported by governmental entities to promote economic reconstruction or development as well as international banking institutions and related government agencies. Examples are the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. In addition, investments in foreign securities may include debt securities denominated in multinational currency units of an issuer (including international issuers). An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain member states of the European Economic Community, more commonly known as the Common Market.

                  Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. In addition, there may be less information publicly available about a foreign company then about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.

         3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).

         i. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         ii. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Fund will not enter into reverse repurchase agreements.

         iii. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         iv. Short Sales. The Fund will not effect short sales of securities.

         v. Options. The Fund will not purchase or sell puts, calls, options or straddles.

THE INVESTMENT ADVISER

     The Fund's investment adviser is Carl Domino Associates, L.P., 580 Village Blvd., Suite 225, West Palm Beach, Florida 33409. Carl Domino, Inc. and CW Partners may both be deemed to control the Adviser due to their respective share of ownership of the Adviser.

         Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the average daily net assets of the Fund. The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future.

         The Adviser retains the right to use the name "Carl Domino" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "Carl Domino" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

         The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

         The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

==================================== ---------------- ======================================================================
       Name, Age and Address         Position                        Principal Occupations During Past 5 Years
==================================== ---------------- ======================================================================
*Kenneth D. Trumpfheller             President and    President, Treasurer and Secretary of AmeriPrime Financial Services,
Age:  40                             Trustee          Inc., the Fund's administrator, and AmeriPrime Financial Securities,
1793 Kingswood Drive                                  Inc., the Fund's distributor, since 1994.  Prior to December, 1994,
Suite 200                                             a senior client executive with SEI Financial Services.
Southlake, Texas  76092
==================================== ---------------- ======================================================================
Paul S. Bellany                      Secretary,       Secretary, Treasurer and Chief Financial Officer of AmeriPrime
Age:  39                             Treasurer        Financial Services, Inc. and AmeriPrime Financial Securities, Inc.;
1793 Kingswood Drive                                  various positions with Fidelity Investments from 1987 to 1998; most
Suite 200                                             recently Fund Reporting Unit Manager.
Southlake, Texas  76092
==================================== ---------------- ======================================================================
Steve L. Cobb                        Trustee          President of Chandler Engineering Company, L.L.C., oil and gas
Age:  41                                              services company; various positions with Carbo Ceramics, Inc., oil
2001 Indianwood Avenue                                field manufacturing/supply company, from 1984 to 1997, most recently
Broken Arrow, OK  74012                               Vice President of Marketing.
==================================== ================ ======================================================================
Gary E. Hippenstiel                  Trustee          Director, Vice President and Chief Investment Officer of Legacy
Age:  51                                              Trust Company since 1992; President and Director of Heritage Trust
600 Jefferson Street                                  Company from 1994-1996; Vice President and Manager of Investments of
Suite 350                                             Kanaly Trust Company from 1988 to 1992.
Houston, TX  77063
==================================== ================ ======================================================================

         The compensation paid to the Trustees of the Trust for the fiscal year ended October 31, 1998 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.


==================================== ----------------------- ==================================
                                           Aggregate                Total Compensation
                                          Compensation           from Trust (the Trust is
               Name                        from Trust             not in a Fund Complex)
==================================== ----------------------- ==================================
Kenneth D. Trumpfheller                         0                            0
==================================== ----------------------- ==================================
Steve L. Cobb                                $4,000                       $4,000
==================================== ======================= ==================================
Gary E. Hippenstiel                          $4,000                       $4,000
==================================== ======================= ==================================

PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         To the extent that the Trust and another of the Adviser's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.

DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus. INVESTMENT PERFORMANCE

         "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  .........              P(1+T)n=ERV

Where:   P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV               = ending  redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

TRANSFER AGENT

         Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' Inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.0275% of the Fund's assets up to $100 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million).

ACCOUNTANTS

         The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending October 31, 1999. McCurdy & Associates performs an annual audit of the Funds' financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

         AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

                             CARL DOMINO GROWTH FUND

PROSPECTUS                                                     December 31, 1998

                          580 Village Blvd., Suite 225
                         West Palm Beach, Florida 33409

               For Information, Shareholder Services and Requests:
                                 (800) 506-9922



         Carl Domino Growth Fund (the "Fund") is a mutual fund whose investment objective is to provide long term growth of capital. The Fund seeks this growth by investing primarily in the common stocks of large domestic companies.

         The Fund is "no-load," which means there are no sales charges or commissions. In addition, there are no 12b-1 fees, distribution expenses or deferred sales charges which are borne by the shareholders. The Fund is one of the mutual funds comprising AmeriPrime Funds, an open-end management investment company, and is distributed by AmeriPrime Financial Securities, Inc.






















         This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") dated December 31, 1998, which is incorporated herein by reference and can be obtained without charge by calling the Fund at the phone number listed above. The SEC maintains a Web Site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


5959 12/30/98

                            SUMMARY OF FUND EXPENSES

         The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund. The expense information is based on estimated amounts for the current fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.

         Shareholders should be aware that the Fund is a no-load fund and, accordingly, a shareholder does not pay any sales charge or commission upon purchase or redemption of shares of the Fund. In addition, the Fund does not have a 12b-1 Plan. Unlike most other mutual funds, the Fund does not pay directly for transfer agency, pricing, custodial, auditing or legal services, nor does it pay directly any general administrative or other significant operating expenses. The Adviser pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses.

Shareholder Transaction Expenses
Sales Load Imposed on Purchases.............................................NONE
Sales Load Imposed on Reinvested Dividends..................................NONE
Deferred Sales Load.........................................................NONE
Redemption Fees.............................................................NONE
Exchange Fees...............................................................NONE

Annual Fund Operating Expenses (as a percentage of average net assets)1
Management Fees........................................................... 1.50%
12b-1 Charges...............................................................NONE
Other Expenses2............................................................0.00%
Total Fund Operating Expenses2.............................................1.50%

1 The Fund's total operating expenses are equal to the management fee paid to the Adviser because the Adviser pays all of the Fund's operating expenses (except as described in footnote 2).

2 The Fund estimates that other expenses (fees and expenses of the trustees who are not "interested persons" as defined in the Investment Company Act) will be less than .01% of average net assets for the first fiscal year.

The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund.

Example

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                         1 Year                      3 Years
                         ------                      -------
                            $15                        $47

                                    THE FUND

         Carl Domino Growth Fund (the "Fund") was organized as a series of AmeriPrime Funds, an Ohio business trust (the "Trust"), on October 22, 1998. This prospectus offers shares of the Fund and each share represents an undivided, proportionate interest in the Fund. The investment adviser to the Fund is Carl Domino Associates, L.P. (the "Adviser").

                       INVESTMENT OBJECTIVE AND STRATEGIES

         The investment objective of the Fund is to provide long term growth of capital. The Fund seeks this growth by investing primarily in the common stock of large domestic companies (those with market capitalizations in excess of $7 billion) which the Adviser believes offer above-average potential for appreciation and are selling at attractive market valuations. In seeking such investments, the Adviser invests in companies that may have some of the following characteristics:

      companies that have exhibited above-average growth rates over an extended period with prospects for maintaining greater than average rates of growth in earnings, cash flow or assets in the future;
      companies with important business franchises, leading products or dominant marketing and distribution systems; and
      companies guided by experienced, motivated management.

         In depth fundamental research is used to evaluate various aspects of corporate performance, with particular focus on consistency of results, long-term growth prospects and financial strength. Qualitative valuation models are designed to determine which growth companies offer the best values at a given point in time.

         While the Fund will invest primarily in common stock of large companies traded on domestic exchanges, quoted on the NASDAQ or traded on the domestic over-the-counter markets, it may also invest in the securities of smaller companies. In addition, the Fund may invest in other equity securities, including foreign securities. For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portion of its assets in money market instruments (including money market funds), cash equivalents or U.S. government repurchase agreements. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If the Fund acquires securities of a money market fund, the shareholders of the Fund will be subject to duplicative management fees.

         As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. The Fund is classified as a "non-diversified" investment company and, as such, may invest a greater proportion of its assets in the Securities of a smaller number of issuers and therefore may be subject to greater market and credit risk than a more broadly diversified fund. In addition, it should be noted that the Fund has no operating history. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. See "Investment Policies and Techniques and Risk Considerations" for a more detailed discussion of the Fund's investment practices.

                            HOW TO INVEST IN THE FUND

         Shares of the Fund are sold on a continuous basis, and you may invest any amount you choose, as often as you wish, subject to a minimum initial investment of $2,000 and minimum subsequent investments of $100 ($50 for IRAs). Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. Investors choosing to purchase or redeem shares directly from the Fund will not incur charges on purchases or redemptions. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Initial Purchase

         By Mail - You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to Carl Domino Growth Fund, and sent to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below:

U.S. Mail:  Carl Domino Growth Fund         Overnight:  Carl Domino Growth Fund
            c/o Unified Fund Services, Inc.     c/o Unified Fund Services, Inc.
            P.O. Box 6110                       431 North Pennsylvania Street
            Indianapolis, Indiana 46204-6110    Indianapolis, Indiana 46204

Your purchase of shares of the Fund will be effected at the next share price calculated after receipt of your investment.

         By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call the Transfer Agent at 800-506-9922 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, you should provide your bank with the following information for purposes of wiring your investment:

                           Star Bank, N.A. Cinti/Trust
                           ABA #0420-0001-3
                           Attn:  Carl Domino Growth Fund
                           D.D.A. # 483889747
                           Account Name  __________________(write in shareholder
                           name)  For the  Account #  ________________(write  in
                           account           number)          Fund          Name
                           ______________________(write in name of Fund)

         You are required to mail a signed application to the Custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund and the Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

Additional Investments

         You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain your name, the name of your account(s), your account number(s), and the name of the Fund. Checks should be made payable to Carl Domino Growth Fund and should be sent to the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan

         You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

Tax Sheltered Retirement Plans

         Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax adviser regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.

Other Purchase Information

         Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                              HOW TO REDEEM SHARES

         All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. There is no charge for wire redemptions; however, the Fund reserves the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution.

         By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

                                    Carl Domino Growth Fund
                                    c/o Unified Fund Services, Inc.
                                          P.O. Box 6110
                        Indianapolis, Indiana 46204-6110

         "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or American Data Services, Inc., a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in the Fund by calling the Transfer Agent at 800-506-9922. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

         Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at 800-506-9922. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $2,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.
                             SHARE PRICE CALCULATION

         The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                           DIVIDENDS AND DISTRIBUTIONS

         The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

         In the absence of written instructions otherwise, income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

                                      TAXES

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short-term capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

         The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

         On the application or other appropriate form, the Fund will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account.

                              OPERATION OF THE FUND

         The Fund is a non-diversified series of AmeriPrime Funds, an open-end management investment company organized as an Ohio business trust on August 8, 1995. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Fund retains various organizations to perform specialized services.

         The Fund retains Carl Domino Associates, L.P., 580 Village Blvd., Suite 225, West Palm Beach, Florida 33409 (the "Adviser") to manage the Fund's investments. The Adviser provides equity, balanced and fixed income portfolio management services to a select group of corporations, institutions, foundations, trusts and high net worth individuals. The Adviser is a limited partnership organized in Delaware and its general partner is Carl Domino, Inc. The controlling shareholder of Carl Domino, Inc. is Carl J. Domino. Bruce Honig is primarily responsible for the day to day management of the Fund's portfolio. Mr. Honig graduated from Washington & Lee University with a BA in Economics in 1982. His career has encompassed investment real estate analysis and real estate development as President of a commercial real estate development firm. As a Portfolio Manager, he utilizes his analytical skills on equity investments. Prior to joining Carl Domino Associates, L.P. in 1997, he was Director of Marketing for Weiss Money Management from August 1996 to October 1997, and a financial advisor with John Hancock Financial Services from June 1993 to August 1996. In addition to other community involvements, Bruce is the Vice-Chairman of the Board of Directors for the South Florida Science Museum.

         The Adviser determines the securities to be held by the Fund, and the portion of the Fund's assets to be held uninvested. The Adviser always follows the Fund's investment objectives, policies and restrictions and any policies and instructions of the Board of Trustees. The Fund is authorized to pay the Adviser a fee equal to an annual average rate of 1.50% of its average daily net assets. The Adviser pays all of the operating expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser.

         The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Adviser equal to an annual average rate of 0.10% of the Fund's average daily net assets up to fifty million dollars, 0.075% of the Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of the Fund's average daily net assets over one hundred million dollars (subject to a minimum annual payment of $30,000). In addition, the Adviser will reimburse the
Administrator for organizational expenses advanced by the Administrator. The Fund retains Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The Trust retains
AmeriPrime  Financial  Securities,   Inc.,  1793  Kingswood  Drive,  Suite  200,
Southlake, Texas 76092 (the "Distributor") to act as the principal distributor of the Fund's shares. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Adviser.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. The Adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

           INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS

         This section contains general information about various types of securities and investment techniques that the Fund may purchase or employ.

Equity Securities

         Equity securities consist of common stock, preferred stock and common stock equivalents (such as convertible preferred stock, rights and warrants). Convertible preferred stock is stock that can be converted into common stock pursuant to its terms. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Equity securities also include common stocks and common stock equivalents of domestic real estate investment trusts and other companies which operate as real estate corporations or which have a significant portion of their assets in real estate. The Fund will not acquire any direct ownership of real estate.

         The Fund may invest in foreign equity securities, including, but not limited to, the purchase of American Depository Receipts. American Depository Receipts are dollar-denominated receipts that are generally issued in registered form by domestic banks, and represent the deposit with the bank of a security of a foreign issuer. To the extent that the Fund does invest in foreign securities, such investments may be subject to special risks, such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administrations or economic and monetary policies of foreign governments. The Fund will not invest more than 5% of its net assets at the time of purchase in foreign securities which are not American Depository Receipts.


Loans of Portfolio Securities

         The Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Adviser in response to requests of broker-dealers or institutional investors which the Adviser deems qualified, the borrower must agree to maintain collateral, in the form of cash or cash equivalents, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter which the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.

General

         The Fund may buy and write put and call options, provided the Fund's investment in each, including premiums and potential settlement obligations, does not exceed 5% of its net assets. The Fund will not invest more than 5% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

                               GENERAL INFORMATION

         Fundamental Policies. The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.

         Portfolio Turnover. The Fund does not intend to purchase or sell securities for short term trading purposes. The Fund will, however, sell any portfolio security (without regard to the length of time it has been held) when the Adviser believes that market conditions, creditworthiness factors or general economic conditions warrant such action. It is anticipated that the Fund's portfolio turnover rate will not exceed 100%.

         Shareholder Rights. Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. Prior to the public offering of the Fund, the Adviser purchased for investment all of the outstanding shares of the Fund and, as a result, Carl J. Domino may be deemed to control the Fund.

         Shareholder inquiries should be made by telephone to 800-506-9922, or by mail, c/o Unified Fund Services, Inc., to P.O. Box 6110, Indianapolis, Indiana 46204-6110.

         Year 2000 Issue. Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Adviser, Administrator or other service providers to the Fund do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The Adviser and Administrator have taken steps that they believe are reasonably designed to address the Year 2000 Issue with respect to computer systems that are used and to obtain reasonable assurances that comparable steps are being taken by the Fund's major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund. In addition, the Adviser cannot make any assurances that the Year 2000 Issue will not affect the companies in which the Fund invests or worldwide markets and economies.

                             PERFORMANCE INFORMATION

         The Fund may periodically advertise "average annual total return." The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.

         The Fund may also periodically advertise its total return over various periods in addition to the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. The "total return" for the Fund refers to the percentage change in the value of an account between the beginning and end of the stated period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions.

          The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index or the Dow Jones Industrial Average.

         The advertised performance data of the Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in the Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.

Investment Adviser                        Administrator
Carl Domino Associates, L.P.              AmeriPrime Financial Services, Inc.
580 Village Blvd., Suite 225              1793 Kingswood Drive, Suite 200
West Palm Beach, Florida  33409           Southlake, Texas  76092

Custodian                                 Distributor
Star Bank, N.A.                           AmeriPrime Financial Securities, Inc.
425 Walnut Street, M.L. 6118              1793 Kingswood Drive, Suite 200
Cincinnati, Ohio  45202                   Southlake, Texas  76092

Transfer Agent (all purchase              Auditors
and redemption requests)                  McCurdy & Associates CPA's, Inc.
c/o Unified Fund Services, Inc.           27955 Clemens Road
431 North Pennsylvania Street             Westlake, Ohio 44145
Indianapolis, Indiana 46204

Legal Counsel
Brown, Cummins & Brown Co., L.P.A.
3500 Carew Tower
441 Vine Street
Cincinnati, Ohio 45202

No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

                                                  TABLE OF CONTENTS         PAGE

SUMMARY OF FUND EXPENSES
         Shareholder Transaction Expenses
         Annual Fund Operating Expenses

THE FUND

INVESTMENT OBJECTIVE AND STRATEGIES

HOW TO INVEST IN THE FUND
         Initial Purchase
                  By Mail
                  By Wire
         Additional Investments
         Automatic Investment Plan
         Tax Sheltered Retirement Plans
         Other Purchase Information

HOW TO REDEEM SHARES
         By Mail
         By Telephone
         Additional Information

SHARE PRICE CALCULATION

DIVIDENDS AND DISTRIBUTIONS

TAXES

OPERATION OF THE FUND

INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS
         Equity Securities
         Loans of Portfolio Securities
         General

GENERAL INFORMATION
         Fundamental Policies
         Portfolio Turnover
         Shareholder Rights
         Year 2000 Issue

PERFORMANCE INFORMATION

                             CARL DOMINO GROWTH FUND




                       STATEMENT OF ADDITIONAL INFORMATION



                                December 31, 1998










         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of Carl Domino Growth Fund dated December 31, 1998. A copy of the Prospectus can be obtained by writing the Transfer Agent at 431 N. Pennsylvania Street, Indianapolis, IN 46204, or by calling 1-800-506-9922.










5400 1/6/99

                       STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS                                                           PAGE


Description Of The Trust.....................................................  1

Additional Information About Fund Investments And Risk Considerations........  1

Investment Limitations.......................................................  4

The Investment Adviser.......................................................  6

Trustees And Officers........................................................  7

Portfolio Transactions And Brokerage.........................................  7

Determination Of Share Price.................................................. 8

Investment Performance.........................................................9

Custodian.................................................................... 10

Transfer Agent............................................................... 10

Accountants.................................................................. 10

Distributor................................................................... 1

DESCRIPTION OF THE TRUST

         Carl Domino Growth Fund (the "Fund") was organized as a series of AmeriPrime Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees.

         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         For information concerning the purchase and redemption of shares of the Fund, see "How to Invest in the Fund" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Share Price Calculation" in the Fund's Prospectus.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objectives and Strategies" and "Investment Policies and Techniques and Risk Considerations").

         A. Equity Securities. Equity securities include common stock, preferred stock and common stock equivalents (such as convertible preferred stock, rights and warrants). Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.

         B. Repurchase Agreements. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. The Adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions, and the Fund will not invest more than 5% of its net assets in repurchase agreements.

         C. Illiquid Securities. The portfolio of the Fund may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. The Fund will not invest more than 5% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

         D. Foreign Securities. The Fund may invest in foreign equity securities including common stock, preferred stock and common stock equivalents issued by foreign companies, foreign fixed income securities, and American Depository Receipts ("ADRs"). The Fund will not invest more than 5% of its net assets in foreign securities which are not ADRs.

                  Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. In addition, there may be less information publicly available about a foreign company then about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

         E. Option Transactions. The Fund may engage in option transactions involving individual securities and market indices up to 5% of the Fund's net assets, including premiums and potential settlement obligations. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Options on securities which the Fund sells (writes) will be covered or secured, which means that it will own the underlying security (for a call option); will segregate with the Custodian high quality liquid debt obligations equal to the option exercise price (for a put option); or (for an option on a stock index) will hold a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit liquid high quality debt obligations in a separate account with the Custodian.

         The purchase and writing of options involves certain risks; for example, the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement, as well as (in the case of options on a stock index) exposure to an indeterminate liability. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a covered put option, it will receive a premium, but it will assume the risk of loss should the price of the underlying security fall below the exercise price. When the Fund writes a covered put option on a stock index, it will assume the risk that the price of the index will fall below the exercise price, in which case the Fund may be required to enter into a closing transaction at a loss. An analogous risk would apply if the Fund writes a call option on a stock index and the price of the index rises above the exercise price.

         F. Securities Lending. The Fund may make long and short term loans of its portfolio securities to parties such as broker-dealers, banks, or institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser. Furthermore, they will only be made if, in the judgement of the Adviser, the consideration to be earned from such loans would justify the risk.

         The Adviser understands that it is the current view of the staff of the Securities and Exchange Commission ("SEC") that a Fund may engage in loan transactions only under the following conditions: (1) a Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

         Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.

         3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).

         i. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         ii. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Fund will not enter into reverse repurchase agreements.

         iii. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         iv. Short Sales. The Fund will not effect short sales of securities.

         v. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.

         vi. Illiquid Investments. The Fund will not invest more than 5% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities, including repurchase agreements maturing in more than seven days.

THE INVESTMENT ADVISER

     The Fund's investment adviser is Carl Domino Associates, L.P., 580 Village Blvd., Suite 225, West Palm Beach, Florida 33409. Carl Domino, Inc. and CW Partners may both be deemed to control the Adviser due to their respective share of ownership of the Adviser.

         Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the average daily net assets of the Fund. The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future.

         The Adviser retains the right to use the name "Carl Domino" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "Carl Domino" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

         The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

         The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

==================================== ---------------- ======================================================================
       Name, Age and Address         Position                        Principal Occupations During Past 5 Years
==================================== ---------------- ======================================================================
*Kenneth D. Trumpfheller             President and    President, Treasurer and Secretary of AmeriPrime Financial Services,
Age:  40                             Trustee          Inc., the Fund's administrator, and AmeriPrime Financial Securities,
1793 Kingswood Drive                                  Inc., the Fund's distributor, since 1994.  Prior to December, 1994,
Suite 200                                             a senior client executive with SEI Financial Services.
Southlake, Texas  76092
==================================== ---------------- ======================================================================
Paul S. Bellany                      Secretary,       Secretary, Treasurer and Chief Financial Officer of AmeriPrime
Age:  39                             Treasurer        Financial Services, Inc. and AmeriPrime Financial Securities, Inc.;
1793 Kingswood Drive                                  various positions with Fidelity Investments from 1987 to 1998; most
Suite 200                                             recently Fund Reporting Unit Manager.
Southlake, Texas  76092
==================================== ---------------- ======================================================================
Steve L. Cobb                        Trustee          President of Chandler Engineering Company, L.L.C., oil and gas
Age:  41                                              services company; various positions with Carbo Ceramics, Inc., oil
2001 Indianwood Avenue                                field manufacturing/supply company, from 1984 to 1997, most recently
Broken Arrow, OK  74012                               Vice President of Marketing.
==================================== ================ ======================================================================
Gary E. Hippenstiel                  Trustee          Director, Vice President and Chief Investment Officer of Legacy
Age:  51                                              Trust Company since 1992; President and Director of Heritage Trust
600 Jefferson Street                                  Company from 1994-1996; Vice President and Manager of Investments of
Suite 350                                             Kanaly Trust Company from 1988 to 1992.
Houston, TX  77063
==================================== ================ ======================================================================

         The compensation paid to the Trustees of the Trust for the fiscal year ended October 31, 1998 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.

==================================== ----------------------- ==================================
                                           Aggregate                Total Compensation
                                          Compensation           from Trust (the Trust is
               Name                        from Trust             not in a Fund Complex)
==================================== ----------------------- ==================================
Kenneth D. Trumpfheller                         0                            0
==================================== ----------------------- ==================================
Steve L. Cobb                                $4,000                       $4,000
==================================== ======================= ==================================
Gary E. Hippenstiel                          $4,000                       $4,000
==================================== ======================= ==================================

PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         To the extent that the Trust and another of the Adviser's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.

DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.

INVESTMENT PERFORMANCE

         "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  .........              P(1+T)n=ERV

Where:   P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV               = ending  redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

TRANSFER AGENT

         Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' Inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.0275% of the Fund's assets up to $100 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million).

ACCOUNTANTS

         The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending October 31, 1999. McCurdy & Associates performs an annual audit of the Funds' financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

         AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

PROSPECTUS                                                     December 31, 1998
                                GJMB Growth Fund

                           301 East Colorado Boulevard
                                    Suite 802
                               Pasadena, CA 91101

               For Information, Shareholder Services and Requests:
                                 (888) 912-4562


The objective of the GJMB Growth Fund is to provide long term capital appreciation. The Fund seeks to achieve this objective by investing primarily in equity securities of large capitalization U.S. companies, commonly known as "Blue Chip" stocks, which the Fund's advisor, Gamble, Jones, Morphy & Bent, believes offer above average prospects for growth.

         The Fund is "no-load," which means that investors incur no sales charges, commissions or deferred sales charges on the purchase or redemption of their shares from the Fund. The Fund is one of the mutual funds comprising AmeriPrime Funds, an open-end management investment company, distributed by AmeriPrime Financial Securities, Inc.




















         This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information dated December 31, 1998 has been filed with the Securities and Exchange Commission (the "SEC"), is incorporated herein by reference, and can be obtained without charge by calling the Fund at the phone number listed above. The SEC maintains a Web Site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

5958 12/23/98

                                                           - 11 -
                            SUMMARY OF FUND EXPENSES

         The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund. The expense information is based on estimated amounts for the current fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.

         Shareholders should be aware that the Fund is a no-load fund and, accordingly, a shareholder does not pay any sales charge or commission upon purchase or redemption of shares of the Fund. Unlike most other mutual funds, the Fund does not pay directly for transfer agency, pricing, custodial, auditing or legal services, nor do they pay directly any general administrative or other significant operating expenses. The Advisor pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses.

Shareholder Transaction Expenses

       Sales Load Imposed on Purchases                                      None
       Sales Load Imposed on Reinvested Dividends                           None
       Deferred Sales Load                                                  None
       Redemption Fees                                                      None
       Exchange Fees                                                        None

       Annual Fund Operating Expenses
       (as a percentage of average net assets)
       Management Fees                                                     1.20%
       12b-1 Charges                                                       0.00%
       Other Expenses1                                                     0.00%
       Total Fund Operating Expenses2                                      1.20%

1 The Fund estimates that other expenses (fees and expenses of the trustees who are not "interested persons" as defined in the Investment Company Act) will be less than of .001% of average net assets for the first fiscal year. 2 The Fund's total operating expenses are equal to the management fee paid to the Advisor because the Advisor pays all of the Fund's operating expenses (except as described in footnote 1).

         The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund.

     Example As a shareholder in the Fund, you would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period:
                           1 Year           3 Years
                           ------           -------
                           $    12          $       38

                                    THE FUND

         GJMB Growth Fund (the "Fund") was organized as series of AmeriPrime Funds, an Ohio business trust (the "Trust") on October 22, 1998. This prospectus offers shares of the Fund and each share represents an undivided, proportionate interest in the Fund. The Fund's investment advisor is Gamble, Jones, Morphy & Bent (the "Advisor").

                       INVESTMENT OBJECTIVE AND STRATEGIES

         The objective of the GJMB Growth Fund is to provide long term capital appreciation. The Fund seeks to achieve this objective by investing primarily in equity securities of large capitalization U.S. companies (in general, companies with annual sales of $4 billion or more), commonly known as "Blue Chip" stocks, which the Advisor believes offer above average prospects for growth. The Fund may also invest in comparable stocks of foreign companies by purchasing American Depository Receipts ("ADRs").

         Equity securities consist of common stock, convertible preferred stock, convertible bonds, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Fund may invest up to 5% of its net assets in each of the following: convertible preferred stock, rights and warrants. The Fund will only invest in those convertible preferred stocks rated A or better by Moodys Investors Services, Inc. or Standard & Poor's Corporation or, if unrated, of comparable quality in the opinion of the Advisor.

         The Fund may invest up to 15% of its assets in ADRs. An ADR is a certificate evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. To the extent that the Fund does invest in foreign securities, such investments may be subject to special risks. For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

         Investments in equity securities are subject to inherent market risks and fluctuations in value. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, overall market and economic conditions and other factors beyond the control of the Advisor. As a result, the return and net asset value of the Fund will fluctuate. Securities in the Fund's portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

         Although the Advisor intends to invest the Fund's assets primarily in equity securities, when the Advisor believes that market conditions warrant a more defensive position, all or a portion of the Fund's assets may be invested in U.S. Treasury securities. U.S. Treasury securities are backed by the "full faith and credit" of the United States Government and include Treasury bills, Treasury notes, and Treasury bonds.

         For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portion of its assets in money market instruments (including money market funds). The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If the Fund acquires securities of a money market fund, the shareholders of the Fund will be subject to additional management fees.

         The Fund is classified as a "non-diversified" investment company and, as such, may invest a greater proportion of its assets in the securities of a smaller number of issuers and therefore may be subject to greater market and credit risk than a more broadly diversified fund. As the Fund intends to comply with Subchapter M of the Internal Revenue Code, the Fund may invest up to 50% of its assets at the end of each quarter of its fiscal year in as few as two issuers, provided that no more than 25% of the assets are invested in one issuer. With respect to the remaining 50% of its assets at the end of each quarter, it may invest no more than 5% in any issuer.

         As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. In addition, it should be noted that the Advisor has no experience managing mutual funds and that the Fund has no operating history. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained.

                            HOW TO INVEST IN THE FUND

         The Fund is "no-load" and shares of the Fund are sold directly to investors on a continuous basis, subject to a minimum initial investment of $200,000 and minimum subsequent investments of $20,000. These minimums may be waived for clients of the Advisor. Investors may also choose to purchase or redeem their shares through a broker/dealer or other institution, and may be charged a fee by that institution. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Initial Purchase

         By Mail - You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to the Fund, and sent to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below.

U.S. Mail: GJMB Growth Fund                   Overnight: GJMB Growth Fund
           c/o Unified Fund Services, Inc.    c/o Unified Fund Services, Inc.
           P.O. Box 6110                      431 North Pennsylvania Street
           Indianapolis, Indiana  46204-6110  Indianapolis, Indiana  46204

         Your purchase of shares of the Fund will be effected at the next share price calculated after receipt of your investment.

         By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call the Transfer Agent at 888-912-4562 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, you should provide your bank with the following information for purposes of wiring your investment:

         Star Bank, N.A. Cinti/Trust
         ABA #0420-0001-3
         Attn: GJMB Growth Fund
         DDA# 488922436
         Account Name _________________
            (write in shareholder name)
         For the Account # ______________
            (write in account number)

         You are required to mail a signed application to the Custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

Additional Investments

         You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain your name, the name of your account(s), your account number(s), and the name of the Fund. Checks should be made payable to the appropriate fund and should be sent to the address listed above. A bank wire should be sent as outlined above.



Tax Sheltered Retirement Plans

         Since the Funds are oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax advisor regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.

Other Purchase Information

         Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Funds' Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person is reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                              HOW TO REDEEM SHARES

         All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Funds reserve the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution.

     By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

             GJMB Growth Fund
             c/o Unified Fund Services, Inc.
             P.O. Box 6110
             Indianapolis, Indiana  46204-6110

         "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of The of the Fund or Unified Fund Services, Inc., a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in the Fund by calling the Transfer Agent 888-912-4562. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

         Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at (888) 912-4562. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment dates.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, The Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $200,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax advisor concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of The Fund is subject to redemption at anytime if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                             SHARE PRICE CALCULATION

The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                           DIVIDENDS AND DISTRIBUTIONS

         The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

         Income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.





                                      TAXES

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short term capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

         The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisors regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

         On the application or other appropriate form, the Fund will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, The Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the applicable Fund may make a corresponding charge against the account.

                              OPERATION OF THE FUND

         The Fund is a non-diversified series of AmeriPrime Funds, an open-end management investment company organized as an Ohio business trust on August 8, 1995. The Board of Trustees supervises the business activities of the Funds. Like other mutual funds, the Fund retains various organizations to perform specialized services.

         The Trust retains Gamble, Jones Morphy & Bent, 301 East Colorado Boulevard, Suite 802, Pasadena, California 91101 (the "Advisor") to manage the assets of the Fund. The firm became a registered investment adviser in 1956 and was reorganized as a California corporation in 1990. As of June 30, 1998, the firm manages over $1.1 billion for individuals, trusts and pension plans. Thomas
S. Jones, President of the Advisor, and Thomas W. Bent, Executive Vice President of the Advisor, are the controlling shareholders of Gamble, Jones Morphy & Bent. The investment decisions for the Fund are made by the executive committee of the Advisor, which is primarily responsible for the day-to-day management of the Fund's portfolio.

         The Advisor determines the securities to be held by the Fund, and the portion of the Fund's assets to be held uninvested. The Advisor always follows the Fund's investment objectives, policies and restrictions and any policies and instructions of the Board of Trustees. The Fund is authorized to pay the Advisor a fee equal to an annual average rate of 1.20% of the Fund's average daily net assets. The Advisor pays all of the operating expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Funds' expenses, except those specified above, are paid by the Advisor.

     The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Advisor equal to an annual average rate of 0.10% of the Fund's average daily net assets up to fifty million dollars, 0.075% of the Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of the Fund's average daily net assets over one hundred million dollars (subject to a minimum annual payment of $30,000). The Fund retains Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The Trust retains AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 (the "Distributor") to act as the principal distributor of the Fund's shares. Transfer Agent and Distributor are operating expenses paid by the Advisor.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. The Advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

                               GENERAL INFORMATION

  The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.

  The Fund does not intend to purchase or sell securities for short term trading purposes. However, if the objective of the Fund would be better served, short-term profits or losses may be realized from time to time. It is anticipated  that the  portfolio  turnover  of the  Fund  will  not  exceed  35%
annually.

  Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. Prior to the public offering of the Fund, Thomas S. Jones purchased for investment all of the outstanding shares of the Fund and may be deemed to control the Fund.

         Shareholder inquiries should be made by telephone to 888-912-4562, or by mail, c/o Unified Fund Services, Inc., to P.O. Box 6110, Indianapolis, Indiana 46204-6110.

         Year 2000 Issue. Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Advisor, Administrator or other service providers to the Fund do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The Advisor and Administrator have taken steps that they believe are reasonably designed to address the Year 2000 Issue with respect to computer systems that are used and to obtain reasonable assurances that comparable steps are being taken by the Fund's major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund. In addition, the Advisor cannot make any assurances that the Year 2000 Issue will not affect the companies in which the Fund invests or worldwide markets and economies.
                             PERFORMANCE INFORMATION

         The Fund may periodically advertise "average annual total return." The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.

         The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from "average annual total return." A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for "average annual total return." In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation will always be accompanied by the Fund's "average annual total return" as described above.

         The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index and the Dow Jones Industrial Average.

The advertised performance data of the Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in the Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.

Investment Advisor                         Administrator
Gamble, Jones, Morphy & Bent               AmeriPrime Financial Services, Inc.
301 East Colorado Boulevard                1793 Kingswood Drive, Suite 200
Suite 802                                  Southlake, Texas  76092
Pasadena, California 91101

Legal Counsel                              Distributor
Brown, Cummins & Brown Co., L.P.A.         AmeriPrime Financial Securities, Inc.
3500 Carew Tower, 441 Vine Street          1793 Kingswood Drive, Suite 200
Cincinnati, Ohio  45202                    Southlake, Texas  76092

Custodian                                  Independent Auditors
Star Bank, N.A.                            McCurdy & Associates CPA's, Inc.
425 Walnut Street, M.L. 6118               27955 Clemens Road
Cincinnati, Ohio  45202                    Westlake, Ohio 44145

Transfer Agent (all purchases and
all redemption requests)
Unified Fund Services, Inc.
431 North Pennsylvania Street
Indianapolis, Indiana  46204

No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by any of the Funds to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

                                TABLE OF CONTENTS

SUMMARY OF FUND EXPENSES
         Shareholder Transaction Expenses
         Annual Fund Operating Expenses

THE FUND

INVESTMENT OBJECTIVE AND STRATEGIES

HOW TO INVEST IN THE FUND
         Initial Purchase
             By Mail
             By Wire
         Additional Investments
         Tax Sheltered Retirement Plans
         Other Purchase Information

HOW TO REDEEM SHARES
         By Mail
         By Telephone
         Additional Information

SHARE PRICE CALCULATION

DIVIDENDS AND DISTRIBUTIONS

TAXES

OPERATION OF THE FUND

GENERAL INFORMATION
         Fundamental Policies.
         Portfolio Turnover.
         Shareholder Rights.

PERFORMANCE INFORMATION

                                GJMB GROWTH FUND




                       STATEMENT OF ADDITIONAL INFORMATION



                                December 31, 1998










         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of GJMB Growth Fund dated December 31, 1998. A copy of the Prospectus can be obtained by writing the Transfer Agent at Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling (888) 912-4562.

         STATEMENT OF ADDITIONAL INFORMATION


         TABLE OF CONTENTS

         PAGE


DESCRIPTION OF THE TRUST...................................................... 1

INVESTMENT LIMITATIONS.......................................................  1

THE INVESTMENT ADVISOR.........................................................3

TRUSTEES AND OFFICERS..........................................................4

PORTFOLIO TRANSACTIONS AND BROKERAGE...........................................4

DETERMINATION OF SHARE PRICE...................................................5

INVESTMENT PERFORMANCE.........................................................6

CUSTODIAN         .............................................................6

TRANSFER AGENT    ............................................................ 7

ACCOUNTANTS      ............................................................. 7

DISTRIBUTOR       ............................................................ 7

7




DESCRIPTION OF THE TRUST

         GJMB Growth Fund (the "Fund") was organized as a series of AmeriPrime Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees.

         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         For information concerning the purchase and redemption of shares of the Fund, see "How to Invest in the Fund" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Share Price Calculation" in the Fund's Prospectus.

                             INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

         3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).

         i. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         ii. Borrowing. The Fund will not engage in borrowing (including reverse repurchase agreements).

         iii. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         iv. Short Sales. The Fund will not effect short sales of securities.

         v. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.

THE INVESTMENT ADVISOR

         The Fund's investment adviser is Gamble, Jones Morphy & Bent, 301 East Colorado Boulevard, Suite 802, Pasadena, California 91101. The Advisor is a corporation organized in the state of California in 1990, and is the business successor to a firm registered as an investment advisor since 1956. Thomas S. Jones, President, and Thomas W. Bent, Executive Vice-President of the Advisor, own a majority of the Advisor's shares and may be deemed to have controlling interests.

         Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.20% of the average daily net assets of the Fund. The Advisor may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Advisor to waive any fees in the future.

         The Advisor retains the right to use the name "GJMB" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "GJMB" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

         The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

==================================== ---------------- ======================================================================
       Name, Age and Address         Position                        Principal Occupations During Past 5 Years
==================================== ---------------- ======================================================================
*Kenneth D. Trumpfheller             President and    President, Treasurer and Secretary of AmeriPrime Financial Services,
Age:  40                             Trustee          Inc., the Fund's administrator, and AmeriPrime Financial Securities,
1793 Kingswood Drive                                  Inc., the Fund's distributor, since 1994.  Prior to December, 1994,
Suite 200                                             a senior client executive with SEI Financial Services.
Southlake, Texas  76092
==================================== ---------------- ======================================================================
Paul S. Bellany                      Secretary,       Secretary, Treasurer and Chief Financial Officer of AmeriPrime
Age:  39                             Treasurer        Financial Services, Inc. and AmeriPrime Financial Securities, Inc.;
1793 Kingswood Drive                                  various positions with Fidelity Investments from 1987 to 1998; most
Suite 200                                             recently Fund Reporting Unit Manager.
Southlake, Texas  76092
==================================== ---------------- ======================================================================
Steve L. Cobb                        Trustee          President of Chandler Engineering Company, L.L.C., oil and gas
Age:  41                                              services company; various positions with Carbo Ceramics, Inc., oil
2001 Indianwood Avenue                                field manufacturing/supply company, from 1984 to 1997, most recently
Broken Arrow, OK  74012                               Vice President of Marketing.
==================================== ================ ======================================================================
Gary E. Hippenstiel                  Trustee          Director, Vice President and Chief Investment Officer of Legacy
Age:  51                                              Trust Company since 1992; President and Director of Heritage Trust
600 Jefferson Street                                  Company from 1994-1996; Vice President and Manager of Investments of
Suite 350                                             Kanaly Trust Company from 1988 to 1992.
Houston, TX  77063
==================================== ================ ======================================================================

         The compensation paid to the Trustees of the Trust for the fiscal year ended October 31, 1998 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.

==================================== ----------------------- ==================================
                                           Aggregate                Total Compensation
                                          Compensation           from Trust (the Trust is
               Name                        from Trust             not in a Fund Complex)
==================================== ----------------------- ==================================
Kenneth D. Trumpfheller                         0                            0
==================================== ----------------------- ==================================
Steve L. Cobb                                $4,000                       $4,000
==================================== ======================= ==================================
Gary E. Hippenstiel                          $4,000                       $4,000
==================================== ======================= ==================================

PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         The Advisor's clients (other than the Trust) generally select the broker for execution of trades on their behalf. As a result, it is unlikely that the Advisor's clients would use the same broker to purchase or sell the same security on the same day. In the event that more than one client wants to purchase or sell the same security on a given date through the same broker, the purchases and sales will normally be made by random client selection.

DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.

INVESTMENT PERFORMANCE

         "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return (over the one and five year periods and the period from initial public offering through the end of the Fund's most recent fiscal year) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n=ERV

Where:   P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV               = ending  redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

         The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

TRANSFER AGENT

         Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' Inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.0275% of the Fund's assets up to $100 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million.

ACCOUNTANTS

         The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending October 31, 1999. McCurdy & Associates performs an annual audit of the Funds' financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

         AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

PROSPECTUS                                                     December 31, 1998

                             Austin Opportunity Fund
                             Texas Opportunity Fund
                              U.S. Opportunity Fund

                             812 San Antonio Street
                                    Suite G14
                                Austin, TX 78701

               For Information, Shareholder Services and Requests:
                                 (888) 336-9757

Investment Objective: The investment objective of each of the Funds is long term capital appreciation. Each Fund seeks to achieve its objective by investing primarily in common stocks which the Funds' advisor believes offer superior growth potential. Each Fund is a non-diversified fund, and this Prospectus provides information relating to additional risks associated with non-diversification.

Austin Opportunity Fund: The Fund invests primarily in equity securities of companies with significant operations in the city of Austin, Texas (defined as the Austin-San Marcos Metropolitan Statistical Area which includes Bastrop, Caldwell, Hays, Travis and Williamson counties). Under normal circumstances, at least 65% of the Austin Opportunity Fund's assets will be invested in equity securities of 1) companies headquartered in Austin, or 2) which have a majority of their operations in Austin, or 3) that rank among the 25 largest publicly held employers in Austin.

     Texas Opportunity Fund: The Fund invests primarily in the equity securities of companies with significant operations in the state of Texas. Under normal circumstances, at least 65% of the Texas Opportunity Fund's assets will be invested in equity securities of companies headquartered 1) in the state of Texas, or 2) which have a majority of their operations in Texas, or 3) that rank among the 25 largest publicly held employers in Texas.

     U.S. Opportunity Fund: The Fund invests primarily in U.S. equity securities. The asset allocation mix is managed with the goal of maximizing long term investment returns. Under normal circumstances, at least 65% of the U.S. Opportunity Fund's assets will be invested in equity securities of companies headquartered in the United States, or which have a majority of their operations in the United States.

         The Funds are "no-load," which means that investors incur no sales charges, commissions or deferred sales charges on the purchase or redemption of their shares. Shareholders will be charged a fee for shares redeemed within one year of purchase. Each Fund is one of the mutual funds comprising AmeriPrime Funds, an open-end management investment company, distributed by AmeriPrime Financial Securities, Inc.





         This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information dated December 31, 1998 has been filed with the Securities and Exchange Commission (the "SEC"), is incorporated herein by reference, and can be obtained without charge by calling the Fund at the phone number listed above. The SEC maintains a Web Site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            SUMMARY OF FUND EXPENSES

         The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in each Fund. The expense information is based on estimated amounts for the current fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.

         Shareholders should be aware that the Funds is a no-load fund and, accordingly, a shareholder does not pay any sales charge or commission upon purchase or redemption of shares of the Fund. The Funds do impose a redemption fee on shares redeemed less than one year from the date of purchase. Unlike most other mutual funds, the Funds do not pay directly for transfer agency, pricing, custodial, auditing or legal services, nor do they pay directly any general administrative or other significant operating expenses (including any 12b-1 charges). The Advisor pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses.

                                                                       Austin               Texas               U.S.
                                                                    Opportunity          Opportunity         Opportunity
Shareholder Transaction Expenses                                        Fund                 Fund               Fund
                                                                --------------------- ------------------- ------------------

Sales Load Imposed on Purchases                                         None                 None               None
Sales Load Imposed on Reinvested Dividends                              None                 None               None
Deferred Sales Load                                                     None                 None               None
Redemption Fees (as a % of redemption amount)1                         1.00%                1.00%               1.00%
Exchange Fees                                                           None                 None               None
Annual Fund Operating Expenses
(as a percentage of average net assets)
Management Fees                                                        1.25%                1.25%               1.25%
12b-1 Charges2                                                         0.00%                0.00%               0.00%
Other Expenses3                                                        0.00%                0.00%               0.00%
Total Fund Operating Expenses4                                         1.25%                1.25%               1.25%

1 Each Fund charges a redemption fee of 1% on shares redeemed less than one year from the date of purchase. 2 Distribution expenses incurred by the Funds under the 12b-1 Distribution Plan are paid by the Advisor. 3 Each Fund estimates that other expenses (fees and expenses of the trustees who are not "interested persons" as defined in the Investment Company Act) will be less than .001% of average net assets for the first fiscal year. 4 Each Fund's total operating expenses are equal to the management fee paid to the Advisor because the Advisor pays all of the Fund's operating expenses (except as described above).

         The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in a Fund.

     Example As a shareholder in a Fund, you would pay the following expenses on a $1,000 investment, assuming (1) a 5%annual return and (2) redemption at the end of each time period:
                                            1 Year            3 Years
                                            $13               $40

                                    THE FUNDS

         Austin Opportunity Fund, Texas Opportunity Fund and U.S. Opportunity Fund (each a "Fund" or collectively the "Funds") were organized as series of AmeriPrime Funds, an Ohio business trust (the "Trust") on August 14, 1998. This prospectus offers shares of each Fund and each share represents an undivided, proportionate interest in a Fund. The investment advisor to each Fund is Martin Capital Advisors (the "Advisor").

                       INVESTMENT OBJECTIVE AND STRATEGIES

         The investment objective of each of the Funds is long term capital appreciation. Each Fund seeks to achieve its objective by investing primarily in common stocks which the Advisor believes offer superior growth potential. After screening for stocks which meet certain performance criteria, the Advisor uses a variety of quantitative and qualitative strategies to analyze the growth prospects of each company, focusing on the company's management, potential for product or service growth, and technical and economic cycle considerations. As each Fund will primarily invest in growth-oriented stocks, it is expected that the Fund will generate a total return primarily from capital appreciation, although current income is also expected. Each Fund is a non-diversified fund, and as such, presents substantially more investment risk and potential for volatility than a mutual fund which is diversified. The Funds are not a complete investment program, and an investment in a Fund should be considered only a portion of your overall investment portfolio.

Austin Opportunity Fund: The Fund invests in equity securities of companies with significant operations in the city of Austin, Texas (defined as the Austin-San Marcos Metropolitan Statistical Area, which includes Bastrop, Caldwell, Hays, Travis and Williamson counties), but has the flexibility to invest in fixed income securities and other financial instruments. Under normal circumstances, at least 65% of the Austin Opportunity Fund's assets will be invested in equity securities of companies 1) headquartered in Austin, or 2) which have a majority of their operations in Austin, or 3) that rank among the 25 largest publicly held employers in Austin (the "Austin Companies"). An investment strategy focused on a single, albeit large, economy may be subject to greater investment risk because changes in the Austin economy may have a disproportionate effect on the Fund's portfolio. Austin has a greater concentration of technology companies than the rest of the United States and weakness in this sector could result in significant losses for the Fund.

Texas Opportunity Fund: The Fund invests primarily in equity securities of companies with significant operations in the state of Texas, but has the flexibility to invest in fixed income securities and other financial instruments. Under normal circumstances, at least 65% of the Texas Opportunity Fund's assets will be invested in equity securities of companies 1)
headquartered in the state of Texas, or 2) which have a majority of their operations in Texas, or 3) that rank among the 25 largest publicly held employers in Texas (the "Texas Companies"). An investment strategy focused on a single, albeit large, economy may be subject to greater investment risk because changes in the Texas economy may have a disproportionate effect on the Fund's portfolio. Texas has a greater concentration of energy and technology companies than the rest of the United States and weakness in these sectors could result in significant losses for the Fund.

     U.S. Opportunity Fund: The Fund invests primarily in U.S. equity securities, but has the flexibility to invest in fixed income securities and other financial instruments. The asset allocation mix is managed with the goal of maximizing long term investment returns. Under normal circumstances, at least 65% of the U.S. Opportunity Fund's assets will be invested in equity securities of companies headquartered in the United States, or which have a majority of their operations in the United States (the "U.S. Companies").

         Advisor's Historical Performance - The Advisor has been managing accounts with investment objectives, policies and strategies substantially similar to those of the U.S. Opportunity Fund since 1990 (the "U.S. Composite"). The performance of the U.S. Composite appears below. The data is provided to illustrate past performance of the Advisor in managing such accounts, as compared to the S&P 500 Index. The person responsible for the performance of the composite is the same person as is responsible for the investment management of the U.S. Opportunity Fund. As of ________, 1998 the assets in the U.S. Composite totaled approximately $_____ million.











          Summary of Martin Capital Advisors Annual Investment Returns*

         Period                      U.S. Composite  S&P 500 Index
         ------                     ---------------  -------------
         1991..................................    33.9%.................  30.6%
         1992..................................    26.8%...............     7.7%
         1993..................................    14.5%...............    10.0%
         1994 .................................    (2.1)%..............     1.3%
         1995..................................    27.5%...............    37.6%
         1996..................................    29.4% ..............    23.0%
         1997..................................    41.4%...............    33.4%
         1998 (through ____)                ____                   ____

                          Average Annual Total Return**

         One Year..............................    22.2%.................. _____
         Five Years............................    25.4%.................. _____
        Since January 1, 1991..................    26.0%.................. _____

* The Martin Capital Advisors performance is the time-weighted average total return associated with a composite of equity income accounts having objectives similar to the U.S. Opportunity Fund. Results include the reinvestment of income on an accrual basis. Performance figures reflected are net of management fees of the accounts and net of all expenses, including transaction costs and commissions. Results include the reinvestment of dividends and capital gains.

         The S&P 500 Index is a widely recognized, unmanaged index of market activity based upon the aggregate performance of a selected portfolio of publicly traded common stocks, including monthly adjustments to reflect the reinvestment of dividends and other distributions. The S&P 500 Index reflects the total return of securities comprising the Index, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. Performance figures for the S&P 500 Index do not reflect deduction of transaction costs or expenses, including management fees.

** Average Annual Returns for the periods ended September 30, 1998, using AIMR calculations of performance (see above), which differ from the standardized SEC calculations.

         The performance of the accounts managed by the Advisor should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses (including management fees), the size of positions taken in relation to account size and diversification of securities, timing of purchases and sales, and availability of cash for new investments. In addition, the managed accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act and the Internal Revenue Code which, if applicable, may have adversely affected the performance results of the managed accounts composite. The results for different periods may vary.

         The Advisor's security selection process for each Fund will attempt to reflect the diversification of the Fund's designated economic market; however the Advisor may adjust sector representation based upon the sector's performance outlook. Although each Fund intends to invest primarily in equity securities within its designated economic market, each Fund may invest in other economic markets and other types of securities. See "Investment Policies and Techniques and Risk Considerations" on page __ for additional information. For temporary defensive purposes under abnormal market or economic conditions, each Fund may hold all or a portion of its assets in money market instruments (including money market funds) or U.S. government repurchase agreements. Each Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If a Fund acquires securities of a money market fund, the shareholders of the Fund will be subject to additional management fees.

         The Advisor anticipates that a significant portion of the Austin Opportunity Fund's portfolio (and some portion of the Texas Opportunity Fund) could be invested in smaller capitalization companies. To the extent a Fund invests in smaller capitalization companies, the Fund will be subject to the risks associated with such companies. Smaller capitalization companies may experience higher growth rates and higher failure rates than do larger capitalization companies. They may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and, therefore, may disproportionately affect their market price, tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.


         As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, none of the Funds can give any assurance that its investment objective will be achieved. In addition, it should be noted that the Advisor has limited experience managing mutual funds and that the Funds have no operating history. Rates of total return quoted by a Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. See "Investment Policies and Techniques and Risk Considerations" for a more detailed discussion of each Fund's investment practices.

                           HOW TO INVEST IN THE FUNDS

         Each Fund is "no-load" and shares of each Fund are sold directly to investors on a continuous basis, subject to a minimum initial investment of $1,000 and minimum subsequent investments of $100. These minimums may be waived by the Advisor for accounts participating in an automatic investment program. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. Investors choosing to purchase or redeem shares directly from a Fund will not incur sales charges on purchases or redemptions except for the short term redemption fee described under "How to Redeem Shares - Redemption Fee." To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Initial Purchase
         By Mail - You may purchase shares of a Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to the appropriate fund, and sent to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below.

U.S. Mail:   Opportunity Funds                Overnight:  Opportunity Funds
         Unified Fund Services, Inc.               Unified Fund Services, Inc.
         P.O. Box 6110                             431 North Pennsylvania Street
         Indianapolis, Indiana 46204-6110          Indianapolis, Indiana 46204

         Your purchase of shares of a Fund will be effected at the next share price calculated after receipt of your investment.

         By Wire - You may also purchase shares of a Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call Unified Fund Services, Inc (the "Transfer Agent") at 888-336-9757 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, you should provide your bank with the following information for purposes of wiring your investment:

         Star Bank, N.A. Cinti/Trust           for:  Austin Opportunity Fund
         ABA #0420-0001-3                            D.D.A.# 488922444
         Attn: [Insert Name] Fund                    Texas Opportunity Fund
         Account Name _________________              D.D.A.#
            (write in shareholder name)              U.S. Opportunity Fund
         For the Account # ______________            D.D.A.#
            (write in account number)

         You are required to mail a signed application to Star Bank, N.A. (the "Custodian") at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

Additional Investments

         You may purchase additional shares of any Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain your name, the name of your account(s), your account number(s), and the name of the Fund. Checks should be made payable to the appropriate fund and should be sent to the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan

         You may make regular investments in a Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $50 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

Tax Sheltered Retirement Plans

         Since the Funds are oriented to longer term investments, shares of the Funds may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax advisor regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.

Other Purchase Information

         Dividends begin to accrue after you become a shareholder. The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of each of the Funds and the Funds' Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Funds. If your check or wire does not clear, you will be responsible for any loss incurred by the Funds. If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Funds.

                              HOW TO REDEEM SHARES

         All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Funds reserve the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution.

     By Mail - You may redeem any part of your account in a Fund at no charge by mail. Your request should be addressed to:

             [Insert Name] Fund
              Unified Fund Services, Inc.
             P.O. Box 6110
             Indianapolis, Indiana  46204-6110

         "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Funds require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of each of the Funds or Unified Fund Services, Inc., a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in a Fund by calling the Transfer Agent 888-336-9757. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The telephone redemption and exchange procedures may be terminated at any time by the Funds or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

         Redemption Fee - Shares held less than 12 months and redeemed (including exchanges) from a Fund are subject to a short term redemption fee equal to 1.0% of the net asset value of shares redeemed. Solely for purposes of calculating the one-year holding period, each Fund uses the "first-in, first out" (FIFO) method. That is, the date of any redemption or exchange will be compared to the earliest purchase date. If this holding period is less than one year, the fee will be assessed. The fee will be prorated if a portion of the shares being redeemed or exchanged has been held for more than one year. Shares acquired through reinvested dividend or capital gain distributions are exempt from the fee.

         Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at (888) 336-9757. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment dates.

         Because the Funds incur certain fixed costs in maintaining shareholder accounts, each Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $500 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax advisor concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of each Fund is subject to redemption at anytime if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Funds.

                             SHARE PRICE CALCULATION

         The value of an individual share in each Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding,rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                           DIVIDENDS AND DISTRIBUTIONS

         Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

         Income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

                                      TAXES

         Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, a Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         For federal income tax purposes, dividends paid by each Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short term capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

         Each Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisors regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

         On the application or other appropriate form, each of the Funds will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, each Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, a Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the applicable Fund may make a corresponding charge against the account.

                                DISTRIBUTION PLAN

         Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan") under which each Fund is authorized to incur distribution expenses at an annual rate of 0.25% of the average daily net assets of the Fund. All distribution expenses incurred by a Fund under its Plan are Fund expenses, but they are paid by the Advisor pursuant to the management agreement. The expenses may include payments to securities dealers and others that are engaged in the sale of shares of the Fund or advising shareholders regarding the purchase or retention of shares of the Fund; overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials. In addition, each Fund may, under its Plan, make payments to selected dealers and others which have entered into Service Agreements for services provided to shareholders of the Fund. The services provided by selected dealers and others pursuant to each Plan are designed to promote the sale of shares of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. The services provided pursuant to each Plan also may include support services to the Fund such as establishing and maintaining shareholders' accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other services to the Fund as the Fund may reasonably request. The Advisor may also compensate such dealers and administrators out of its own assets.

                             OPERATION OF THE FUNDS

         Each Fund is a non-diversified series of AmeriPrime Funds, an open-end management investment company organized as an Ohio business trust on August 8, 1995. The Board of Trustees supervises the business activities of the Funds. Like other mutual funds, the Funds retains various organizations to perform specialized services. The Trust retains Martin Capital Advisors, 812 San Antonio Street, Suite G14, Austin, Texas 78701 (the "Advisor") to manage the assets of each Fund. The Advisor determines the securities to be held or sold by each Fund, and the portion of each Fund's assets to be held uninvested, subject always to the Fund's investment objectives, policies and restrictions, and subject further to such policies and instructions as the Board of Trustees may establish. The Advisor is a sole proprietorship owned by Paul Martin. Each Fund is authorized to pay the Advisor a fee equal to an annual average rate of 1.25% of the Fund's average daily net assets. The Advisor pays all of the operating expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Funds' expenses, except those specified above, are paid by the Advisor.

         Paul Martin and Chris Martin are responsible for the day-to-day management of the Austin Opportunity Fund and the Texas Opportunity Fund and Paul Martin is responsible for the day-to-day management of the U.S. Opportunity Fund. Paul Martin is the owner and Chief Investment Officer of the Advisor, a registered investment advisor managing investment portfolios for long-term income and capital appreciation. As of _________ 31, 1998, the firm manages over $30 million for individuals, trusts and pension plans. Prior to establishing Martin Capital Advisors in November 1988, Paul Martin worked four years as a stockbroker in New York City, managing investment accounts at Merrill Lynch and Oppenheimer & Company. Paul Martin served seven years active duty with the U.S. Army and U.S. Navy. He also served thirteen years with the U.S. Naval Reserve, which included eight years with Naval Special Warfare and a two year assignment as the Commanding Officer of Naval Reserve SEAL Delivery Vehicle Team Two. He retired as a Commander in October, 1998. Paul Martin has a B.A. degree in liberal arts from St. John's College in Santa Fe, New Mexico.

         Chris Martin, CFA, has been affiliated with the Advisor since 1991. He is also Chief Investment Officer of CGM Investment Management, a registered investment advisor. Chris Martin established CGM Investment Management in January 1998 after working more than six years as research director of Martin Capital Advisors. Chris Martin is a CPA with a year and a half experience as a Tax Senior with Arthur Young & Company in Houston, Texas. Mr. Martin has an M.B.A. degree in finance from The University of Texas at Austin, and a B.B.A. degree in accounting and finance from Texas A&M University.

         The Funds retain AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Funds' business affairs and provide each Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Advisor equal to an annual average rate of 0.10% of each Fund's average daily net assets up to fifty million dollars, 0.075% of each Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of each Fund's average daily net assets over one hundred million dollars (subject to a minimum annual payment of $20,000). The Funds retain Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The Trust retains AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 (the "Distributor") to act as the principal distributor of the Funds' shares. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Advisor.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of a Fund as a factor in the selection of brokers and dealers to execute portfolio transactions.

           INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS

         This section contains general information about various types of securities and investment techniques that the Funds may purchase or employ. The Statement of Additional Information provides more information.

  Equity securities consist of common stock, convertible preferred stock, convertible bonds, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

         Equity securities include S&P Depositary Receipts ("SPDRs") and other similar instruments. SPDRs are shares of a publicly traded unit investment trust which owns the stocks included in the S&P 500 Index, and changes in the price of SPDRs track the movement of the Index relatively closely.

         Equity securities also include common stocks and common stock equivalents of domestic real estate investment trusts ("REITS") and other companies which operate as real estate corporations or which have a significant portion of their assets in real estate. A Fund will not acquire any direct ownership of real estate.

         Each Fund may invest up to 35% of its assets in foreign equity securities, including American Depository Receipts ("ADRs"). ADRs are certificates evidencing ownership of shares of a foreign- based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. To the extent that the Fund does invest in foreign securities, such investments may be subject to special risks. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. In addition, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

         Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor. As a result, the return and net asset value of a Fund will fluctuate. Securities in a Fund's portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

 . Each Fund may invest in fixed income securities. Each Fund will limit its investment in fixed income securities to corporate debt securities and U.S. government securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

         Corporate Debt Securities - Corporate debt securities are long and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Advisor considers corporate debt securities to be of investment grade quality if they are rated A or higher by Standard & Poor's Corporation, or Moody's Investors Services, Inc., or if unrated, determined by the Advisor to be of comparable quality. Investment grade dept securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. Each Fund may invest up to 5% of its assets in corporate debt rated below investment grade.

         U.S. Government Obligations - U.S. government obligations may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

  Each Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. The Fund maintains with the Custodian a segregated account containing high grade liquid securities in an amount at least equal to these commitments.

  Each Fund may invest in repurchase agreements fully collateralized by U.S. Government obligations. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, each Fund intends to enter into repurchase agreements only with Star Bank, N.A. (the Fund's Custodian), other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor (subject to review by the Board of Trustees) to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

  Each Fund may invest in reverse repurchase agreements. Reverse repurchase agreements involve sales of portfolio securities by a Fund to member banks of the Federal Reserve System, or recognized dealers, concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price, which is generally equal to the original sales price plus interest. The Fund retains record ownership and the right to receive interest and principal payments on the portfolio security involved. The Fund's objective in such a transaction would be to obtain funds to pursue additional investment opportunities whose yield would exceed the cost of the reverse repurchase transaction. Generally, the use of reverse repurchase agreements should reduce portfolio turnover and increase yield. In the event of bankruptcy or other default by the purchaser, the Fund could experience both delays in repurchasing the portfolio securities and losses.

   Each Fund may borrow up to one-third of the value of its total assets, from banks or through the use of reverse repurchase agreements, to increase its holdings of portfolio securities. Under the 1940 Act, each Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient Fund holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of a Fund's holdings may be disadvantageous from an investment standpoint.

         Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of a Fund's securities and the Fund's net asset value. Money borrowed by a Fund will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

  Each Fund intends to invest occasionally in the common stock of selected new issuers. If a Fund invests in credit instruments of relatively new issuers, it will only be in those issues where the Advisor believes there are strong covenant protections for the holder. If issuers meet the investment criteria discussed above, the Fund may invest in securities without respect to the age of the issuer. Investments in relatively new issuers, i.e., those having continuous operating histories of less than three years, may carry special risks and may be more speculative because such companies are relatively unseasoned. Such companies may also lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable. Those companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

 Each Fund may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances, lead to significant losses. the Advisor will use derivatives only in circumstances where they offer the most efficient means of improving the risk/reward profile of a Fund and when consistent with a Fund's investment objective and policies. The use of derivatives for non-hedging purposes may be considered speculative.

  Each Fund may write and purchase options on stocks or bonds. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy the underlying security at the exercise price at any time during the option period. A covered call option with respect to which a Fund owns the underlying security sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security which might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option sold by a Fund exposes the Fund during the term of the option to a decline in price of the underlying security.

 Each Fund may purchase and write put and call options on stock or bond indices listed on domestic and foreign stock exchanges, in lieu of direct investment in the underlying securities or for hedging purposes. A stock or bond index fluctuates with changes in the market values of the securities included in the index. Options on securities indices are generally similar to options on stocks except that the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a stock or bond index gives the holders the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by (b) a fixed "index multiplier." Successful use by a Fund of options on security indices will be subject to the Advisor's ability to predict correctly movement in the direction of the security market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual securities.

  Each Fund may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of domestic or foreign securities ("Futures Contracts"). This investment technique may be used as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities or to hedge against anticipated future changes in general market prices which otherwise might either adversely affect the value of securities held by the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund. A Futures Contract may also be entered into to close out or offset an existing futures position.

         When used for hedging purposes, each transaction in Futures Contracts involves the establishment of a position which will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures position taken for the Fund will rise in value by an amount which approximately offsets the decline in value of the portion of the Fund's investments that is being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized. The risks of Futures Contracts also include a potential lack of liquidity in the secondary market and incorrect assessments of market. Brokerage costs will be incurred and "margin" will be required to be posted and maintained as a good faith deposit against performance of obligations under Futures Contracts written for a Fund. A Fund may not purchase or sell a Futures Contract if immediately thereafter its margin deposits on its outstanding Futures Contracts, other than Futures Contracts used for hedging purposes, would exceed 5% of the market value of the Fund's total assets.

Short Sales. Each Fund may a sell a security short in anticipation of a decline in the market value of the security. When a Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates.

         In connection with its short sales, each Fund will be required to maintain a segregated account with the Custodian of cash or high grade liquid assets equal to the market value of the securities sold less any collateral deposited with its broker. Each Fund will limit its short sales so that no more than 20% of its net assets (less all its liabilities other than obligations under the short sales) will be deposited as collateral and allocated to the segregated account. However, the segregated account and deposits will not necessarily limit the Fund's potential loss on a short sale, which is unlimited.

    Each Fund may invest up to 5% of its net assets in each of the following: mortgage-backed securities, zero coupon municipal securities, zero coupon treasuries (also known as STRIPS), floating rate bonds, foreign currency futures and exchange transactions, and options on foreign currencies. Each Fund may also invest up to 5% of its net assets in illiquid securities including Rule 144A securities (unregistered securities that can be resold to institutions only under SEC Rule 144A).

                               GENERAL INFORMATION

  The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the applicable Fund. The investment objective of each Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.

  No Fund  intends  to  purchase  or sell  securities  for  short  term  trading purposes.  However,  if  the  objectives  of a  Fund  would  be  better  served, short-term profits or losses may be realized from time to time. It is anticipated that the portfolio turnover of each Fund will not exceed 100% annually.

  Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of a Fund have equal voting rights and liquidation rights. Prior to the public offering of the Austin Opportunity Fund, Paul Martin and Eileen Vanderlee purchased for investment all of the outstanding shares of the Fund and may be deemed to control the Fund.

         Each Fund acknowledges that it is solely responsible for the information or any lack of information about it in this joint Prospectus and in the joint Statement of Additional Information, and no other Fund is responsible therefor. There is a possibility that one Fund might be deemed liable for misstatements or omissions regarding another Fund in this Prospectus or in the joint Statement of Additional Information; however, the Funds deem this possibility slight.

         Shareholder inquiries should be made by telephone to 888-336-97576, or by mail, c/o Unified Fund Services, Inc., to P.O. Box 6110, Indianapolis, Indiana 46204-6110.

         Year 2000 Issue. Like other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Advisor, Administrator or other service providers to the Funds do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The Advisor and Administrator have taken steps that they believe are reasonably designed to address the Year 2000 Issue with respect to computer systems that are used and to obtain reasonable assurances that comparable steps are being taken by the Funds' major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds. In addition, the Advisor cannot make any assurances that the Year 2000 Issue will not affect

                             PERFORMANCE INFORMATION

         Each Fund may periodically advertise "average annual total return." The "average annual total return" of a Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.

         Each Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from "average annual total return." A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for "average annual total return." In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation will always be accompanied by the Fund's "average annual total return" as described above.

         Each Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index, the NASDAQ Composite Index and the Dow Jones Industrial Average.

         The advertised performance data of each Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by a Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in each Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.

Investment Advisor
Martin Capital Advisors
812 San Antonio Street
Suite G14
Austin, TX 78701

Legal Counsel                              Administrator
Brown, Cummins & Brown Co., L.P.A.         AmeriPrime Financial Services, Inc.
3500 Carew Tower, 441 Vine Street          1793 Kingswood Drive, Suite 200
Cincinnati, OH  45202                      Southlake, Texas  76092

Custodian                                  Distributor
Star Bank, N.A.                            AmeriPrime Financial Securities, Inc.
425 Walnut Street, M.L. 6118               1793 Kingswood Drive, Suite 200
Cincinnati, Ohio  45202                    Southlake, Texas  76092

Transfer Agent (all purchases and          Independent Auditors
all redemption requests)                   McCurdy & Associates CPA's, Inc.
Unified Fund Services, Inc.                27955 Clemens Road
431 North Pennsylvania Street              Westlake, Ohio  44145
Indianapolis, Indiana  46204

No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by a Fund. This Prospectus does not constitute an offer by any of the Funds to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

                                TABLE OF CONTENTS
                                                                            Page
SUMMARY OF FUND EXPENSES........................................................
THE FUNDS......................................................................
INVESTMENT OBJECTIVE AND STRATEGIES.............................................
HOW TO INVEST IN THE FUNDS....................................................
HOW TO REDEEM SHARES............................................................
SHARE PRICE CALCULATION.........................................................
DIVIDENDS AND DISTRIBUTIONS.....................................................
TAXES
DISTRIBUTION PLAN...............................................................
OPERATION OF THE FUNDS..........................................................
INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS......................
GENERAL INFORMATION.............................................................
PERFORMANCE INFORMATION.........................................................

                             Austin Opportunity Fund
                             Texas Opportunity Fund
                              U.S. Opportunity Fund

                       STATEMENT OF ADDITIONAL INFORMATION



                                December 31, 1998

         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of Austin Opportunity Fund, Texas Opportunity Fund and U.S. Opportunity Fund dated December 31, 1998. A copy of the Prospectus can be obtained by writing the Transfer Agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling 1-888-336-9757.

                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS

                                                                            PAGE


DESCRIPTION OF THE TRUST.......................................................1

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
 CONSIDERATIONS................................................................1

INVESTMENT LIMITATIONS.........................................................8

THE INVESTMENT ADVISOR........................................................10

TRUSTEES AND OFFICERS.........................................................10

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................12

DETERMINATION OF SHARE PRICE..................................................13

INVESTMENT PERFORMANCE........................................................13

CUSTODIAN.....................................................................14

TRANSFER AGENT................................................................14

ACCOUNTANTS...................................................................14

DISTRIBUTOR...................................................................14

DESCRIPTION OF THE TRUST

         The Austin Opportunity Fund, Texas Opportunity Fund and U.S. Opportunity Fund (each a "Fund" or collectively, the "Funds") were organized as series of AmeriPrime Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees.

         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will been titled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         For information concerning the purchase and redemption of shares of the Fund, see "How to Invest in the Fund" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Share Price Calculation" in the Fund's Prospectus.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objectives and Strategies" and "Investment Policies and Techniques and Risk Considerations").

         A. American Depository Receipts (ADRs). ADRs are subject to risks similar to those associated with direct investment in foreign securities. For example, there may be less information publicly available about a foreign company then about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.


         B. Leveraging. Leveraging a Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Leveraging will create interest expenses for the Fund which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to shareholders will be reduced.

         C. Option Transactions. The Funds may engage in option transactions involving individual stocks and bonds as well as stock and bond indexes. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Call options on securities which the Funds sell (write) will be covered or secured, which means that the Fund will own the underlying security in the case of a call option. The Funds will sell (write) put options only if the Fund is selling an equivalent amount of the same security short. When the Funds write options, they may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit assets in escrow with the Custodian. The Funds may also utilize spreads and straddle strategies. A spread is the difference in price resulting from a combination of put and call options within the same class on the same underlying security. A straddle strategy consists of an equal number of put and call options on the same underlying stock, stock index, or commodity future at the same strike price and maturity date.

         The purchase and writing of options involves certain risks. The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford a Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in a Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that a Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

         D. Floating Rate, Inverse Floating Rate, and Index Obligations. Each Fund may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with (or inversely to) an underlying index or price. These securities may be backed by U.S. Government or corporate issuers, or by collateral such as mortgages. The indices and prices upon which such securities can be based include interest rates, currency rates and commodities prices. However, the Funds will not invest in any instrument whose value is computed based on a multiple of the change in price or value of an asset or an index of or relating to assets in which the Funds cannot or will not invest.

                  Floating rate securities pay interest according to a coupon which is reset periodically. The reset mechanism may be formula based, or reflect the passing through of floating interest payments on an underlying collateral pool. Inverse floating rate securities are similar to floating rate securities except that their coupon payments vary inversely with an underlying index by use of a formula. Inverse floating rate securities tend to exhibit greater price volatility than other floating rate securities. No Fund will invest more than 5% of its total assets in inverse floating rate securities. Floating rate obligations generally exhibit a low price volatility for a given stated maturity or average life because their coupons adjust with changes in interest rates. Interest rate risk and price volatility on inverse floating rate obligations can be high, especially if leverage is used in the formula. Index securities pay a fixed rate of interest, but have a maturity value that varies by formula, so that when the obligation matures a gain or loss may be realized. The risk of index obligations depends on the volatility of the underlying index, the coupon payment and the maturity of the obligation.

         E. Real Estate Investment Trust. A real estate investment trust ("REIT") is a corporation or business trust that invests substantially all of its assets in interests in real estate. Equity REITs are those which purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. Mortgage REITs are those which invest in real estate mortgages and generate income primarily from interest payments on mortgage loans. Hydrid REITs generally invest in both real property and mortgages. In addition, REITs are generally subject to risks associated with direct ownership of real estate, such as decreases in real estate values or fluctuations in rental income caused by a variety of factors, including increases in interest rates, increases in property taxes and other operating costs, casualty or condemnation losses, possible environmental liabilities and changes in supply and demand for properties. Risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended.

         F. Zero Coupon Treasuries and Municipal Securities. Zero coupon securities are (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value, or (ii) notes or debentures that pay current interest until a stated date one or more years into the future, after which the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance.

                  The Federal Reserve creates zero coupon treasuries, also known as STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. A broker-dealer creates a derivative zero by depositing a Treasury security with a custodian for safekeeping and then selling the coupon payments and principal payment that will be generated by this security separately. Examples are Certificates of Accrual on Treasury Securities (CATs), Treasury Investment Growth Receipts (TIGRs) and generic Treasury Receipts (TRs). These derivative zero coupon obligations are not considered to be government securities unless they are part of the STRIPS program. Original issue zeros are zero coupon securities issued directly by the U.S. Government, a government agency, or by a corporation.

                  Zero coupon municipal securities are long and short term debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities, as well as other qualifying issuers (including the U.S. Virgin Islands, Puerto Rico and Guam), the income from which is exempt from regular federal income tax and exempt from state tax in the state of issuance. Each Fund will accrue income on such securities for tax and accounting purposes, in accordance with applicable law. This income will be distributed to shareholders. Because no cash is received at the time such income is accrued, the Fund may be required to liquidate other portfolio securities to satisfy its distribution obligations. Because a zero coupon security does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, the Funds take into account as income a portion of the difference between a zero coupon security's purchase price and its face value.

                  Municipal securities are issued to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities. Municipal securities consist of tax exempt bonds, tax exempt notes and tax exempt commercial paper. Tax exempt notes generally are used to provide short term capital needs and generally have maturities of one year or less. Tax exempt commercial paper typically represents short term, unsecured, negotiable promissory notes.

                  The two principal classifications of municipal securities are "general obligations" and "revenue" bonds. General obligation bonds are backed by the issuer's full credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private issuer of the facility, and therefore investments in these bonds have more potential risk that the issuer will not be able to meet scheduled payments of principal and interest.

         G. Mortgage-Backed Securities. Mortgage-backed securities include securities representing interests in a pool of mortgages. These securities, including securities issued by FNMA, GNMA and the Federal Home Loan Mortgage Corporation, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid. The Funds will only invest in pools of mortgage loans assembled for the sale to investors by agencies or instrumentalities of the U.S. government and will limit their investment to 5% of net assets. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities.

                  Other types of securities representing interests in a pool of mortgage loans are known as collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs) and multi-class pass-throughs. CMOs and REMICs are debt instruments collateralized by pools of mortgage loans or other mortgage-backed securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on underlying collateral provides the funds to pay debt service on the CMO or REMIC or make scheduled distributions on the multi-class pass-through securities. The Funds will only invest in CMOs, REMICs and multi-class pass-through securities (collectively "CMOs" unless the context indicates otherwise) issued by agencies or instrumentalities of the U.S. government (such as the Federal Home Loan Mortgage Corporation). None of the Funds will invest in "stripped" CMOs, which represent only the income portion or the principal portion of the CMO.

                  CMOs are issued with a variety of classes or "tranches," which have different maturities and are often retired in sequence. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index such as the London Interbank Offered Rate ("LIBOR"). These "floating rate CMOs," typically are issued with lifetime "caps" on their coupon rate, which means that there is a ceiling beyond which the coupon rate may not be increased. The yield of some floating rate CMOs varies in excess of the change in the index, which would cause the value of such CMOs to fluctuate significantly once rates reach the cap.

                  REMICs, which have elected to be treated as such under the Internal Revenue Code, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. As with other CMOs, the mortgages which collateralize the REMICs in which a Fund may invest include mortgages backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. government, its agencies or instrumentalities.

                  The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, the Funds may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be redeemed upon prepayment). In addition, prepayments of such securities held by the Funds will reduce the share price of each Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-backed securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by the Funds at lower rates of return.

         H. Foreign Currency Exchange Transactions. The Funds may hold foreign currency deposits from time to time, and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

                  The Funds may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by any Fund.

                  In connection with purchases and sales of securities denominated in foreign currencies, a Fund may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." A Fund also could enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Advisor.

                  The Funds also may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Fund owned securities denominated in Deutschemarks, it could enter into a forward contract to sell Deutschemarks in return for U.S. dollars to hedge against possible declines in the Deutschemark's value. Such a hedge (sometimes referred to as a "position hedge") would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund also could hedge the position by selling another currency expected to perform similarly to the Deutschemark -- for example, by entering into a forward contract to sell Deutschemarks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally will not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedge securities are denominated.

                  Under certain conditions, SEC guidelines require mutual funds to segregate cash and appropriate liquid assets to cover currency forward contracts. As required by SEC guidelines, the Funds will segregate cash or U.S. Government securities or other high-grade liquid debt securities to cover currency forward contracts, if any, whose purpose is essentially speculative. The Funds will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges. In segregating assets, the Funds' custodian or a designated subcustodian either places such assets in a segregated account or separately identifies such assets and renders them unavailable for investment by the Funds.

                  Successful use of forward currency contracts will depend on the Advisor's skill in analyzing and predicting currency values. Forward contracts may change the Funds' currency exchange rates substantially, and could result in losses to the Funds if currencies do not perform as the Advisor anticipates. For example, if a currency's value rose at a time when the Advisor had hedged a Fund by selling currency in exchange for dollars, the Fund would be unable to participate in the currency's appreciation. If the Advisor hedges currency exposure through proxy hedges, the Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Advisor increases a Fund's exposure to a foreign currency, and that currency's value declines, the Fund will realize a loss. There is no assurance that the Advisor's use of forward currency contracts will be advantageous to any of the Funds or that the Advisor will hedge at an appropriate time.

         I. Options and Futures on Foreign Currencies. Each Fund may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of Fund securities and against increases in the U.S. dollar cost of securities to be acquired. A Fund may use options on foreign currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different, but related currency. As with other types of options, however, the writing of an option on a foreign currency will constitute only a partial hedge up to the amount of the premium received, and a Fund could be required to purchase or sell a foreign currency at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be used to hedge against fluctuations in exchange rates although, in the event of exchange rate movements adverse to a Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. In addition, a Fund may purchase call options on a foreign currency when the investment Advisor anticipates that the currency will appreciate in value.

                  There is no assurance that a liquid secondary market will exist for any particular option, or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying currency or dispose of assets held in a segregated account until it closes out the options or the options expire or are exercised. Similarly, if the Fund is unable to close out options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs. The Funds pay brokerage commissions or spreads in connection with options transactions.

                  As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. The Funds' ability to terminate over-the-counter options ("OTC" Options") will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in OTC Options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Funds will treat purchased OTC Options and assets used to cover written OTC Options as illiquid securities. With respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

                  Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. Each Fund may purchase and sell currency futures to increase or decrease its exposure to different foreign currencies. Currency futures can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a Fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a Fund's foreign-denominated investments change in response to many factors other than exchange rates, it may not be possible to match the amount of currency futures to the value of the Fund's investments exactly over time.

         J. Illiquid Securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. Restricted securities are securities the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the price it could have obtained when it decided to sell.

         K. Futures Contracts. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

                  The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument or precious metal. Therefore, purchasing futures contracts will tend to increase a Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive an negative market price changes, much as if the underlying instrument or precious metal had been sold.

         L. Debt Securities. Lower quality corporate debt securities (commonly called "junk bonds") often are considered to be speculative and involve greater risk of default or price change due to changes in the issuer's creditworthiness or changes in economic conditions. The market prices of these securities will fluctuate over time, may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. The market for lower quality securities may be less liquid than the market for securities of higher quality. Furthermore, the liquidity of lower quality securities may be affected by the market's perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher quality securities, and it also may be more difficult during certain adverse market conditions to sell lower quality securities at their fair value to meet redemption requests or to respond to changes in the market. No Fund will invest more than 5% of the value of its net assets in junk bonds.

INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of each Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

         3. Underwriting. The Funds will not act as underwriter of securities issued by other persons.This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Funds will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. No Fund will invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).
         1. Pledging. The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         2. Borrowing. No Fund will purchase any security while borrowings (including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

         3. Margin Purchases. No Fund will purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         4. Options. No Fund will purchase or sell puts, calls, options or straddles except as described in the Funds' Prospectus and Statement of Additional Information.

         5. Illiquid Investments. No Fund will invest more than 5% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

         6. Loans of Portfolio Securities. No Fund will make loans of portfolio securities.

THE INVESTMENT ADVISOR

         The investment advisor to each Fund is Paul B. Martin, Jr., doing business as Martin Capital Advisors, 812 San Antonio Street, Suite G14, Austin, Texas 78701 (the "Advisor"). Under the terms of the management agreement (the "Agreement"), the Advisor manages each Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of each Fund except brokerage, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, each Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Fund. The Advisor may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Advisor to waive any fees in the future.

         The Advisor retains the right to use the names "Austin Opportunity," "Texas Opportunity" and "U.S. Opportunity" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the names "Austin Opportunity," "Texas Opportunity" and "U.S. Opportunity" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

         The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

==================================== ---------------- ======================================================================
       Name, Age and Address         Position                        Principal Occupations During Past 5 Years
==================================== ---------------- ======================================================================
*Kenneth D. Trumpfheller             President and    President, Treasurer and Secretary of AmeriPrime Financial Services,
Age:  40                             Trustee          Inc., the Fund's administrator, and AmeriPrime Financial Securities,
1793 Kingswood Drive                                  Inc., the Fund's distributor, since 1994.  Prior to December, 1994,
Suite 200                                             a senior client executive with SEI Financial Services.
Southlake, Texas  76092
==================================== ---------------- ======================================================================
Paul S. Bellany                      Secretary,       Secretary, Treasurer and Chief Financial Officer of AmeriPrime
Age:  39                             Treasurer        Financial Services, Inc. and AmeriPrime Financial Securities, Inc.;
1793 Kingswood Drive                                  various positions with Fidelity Investments from 1987 to 1998; most
Suite 200                                             recently Fund Reporting Unit Manager.
Southlake, Texas  76092
==================================== ---------------- ======================================================================
Steve L. Cobb                        Trustee          President of Chandler Engineering Company, L.L.C., oil and gas
Age:  41                                              services company; various positions with Carbo Ceramics, Inc., oil
2001 Indianwood Avenue                                field manufacturing/supply company, from 1984 to 1997, most recently
Broken Arrow, OK  74012                               Vice President of Marketing.
==================================== ================ ======================================================================
Gary E. Hippenstiel                  Trustee          Director, Vice President and Chief Investment Officer of Legacy
Age:  51                                              Trust Company since 1992; President and Director of Heritage Trust
600 Jefferson Street                                  Company from 1994-1996; Vice President and Manager of Investments of
Suite 350                                             Kanaly Trust Company from 1988 to 1992.
Houston, TX  77063
==================================== ================ ======================================================================

         The compensation paid to the Trustees of the Trust for the fiscal year ended October 31, 1998 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.

==================================== ----------------------- ==================================
                                           Aggregate                Total Compensation
                                          Compensation           from Trust (the Trust is
               Name                        from Trust             not in a Fund Complex)
==================================== ----------------------- ==================================
Kenneth D. Trumpfheller                         0                            0
==================================== ----------------------- ==================================
Steve L. Cobb                                $4,000                       $4,000
==================================== ======================= ==================================
Gary E. Hippenstiel                          $4,000                       $4,000
==================================== ======================= ==================================

PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for each Fund's portfolio decisions and the placing of each Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for each Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Funds effect securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Funds. Although research services and other information are useful to the Funds and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Funds under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         To the extent that the Trust and another of the Advisor's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.

DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of each Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.

INVESTMENT PERFORMANCE

         "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n=ERV

         Where:   P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV               = ending  redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

         In addition to providing average annual total return, the Funds may also provide non-standardized quotations of total return for differing periods and may provide the value of a $10,000 investment (made on the date of the initial public offering of the Funds' shares) as of the end of a specified period.

         Each Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with each Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of any of the Funds may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Funds or considered to be representative of the stock market in general. The Funds may use the Standard & Poor's 500 Stock Index, the NASDAQ Composite Index or the Dow Jones Industrial Average.

         In addition, the performance of any of the Funds may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of any of the Funds. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Funds' investments. The Custodian acts as the Funds' depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds' request and maintains records in connection with its duties.

TRANSFER AGENT


         Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' Inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.0275% of the Fund's assets up to $100 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million).

ACCOUNTANTS

         The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending October 31, 1999. McCurdy & Associates performs an annual audit of the Funds' financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

         AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the exclusive agent for distribution of shares of the Funds. The Distributor is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis.